UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07762

First Eagle Funds
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)

Suzan J. Afifi First Eagle Funds 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 632-2700

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2015

Item 1. Schedule of Investments. — The schedule of investments for the nine-month period ended July 31, 2015, is filed herewith.

FIRST EAGLE

Global Fund

Consolidated Schedule of Investments • Period Ended July 31, 2015 (unaudited)

SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 74.68%

U.S. Common Stocks — 37.35%

Consumer Discretionary 5.09%
16,502,977	Comcast Corporation, Class ‘A’	$348,272,491	$1,028,795,586
8,668,246	Omnicom Group, Inc.	366,461,207	633,475,418
4,033,949	McDonald’s Corporation	397,465,831	402,830,147
4,424,582	Vista Outdoor, Inc. (a)(b)	89,190,234	208,707,533
3,992,318	H&R Block, Inc.	67,554,206	132,904,266
1,265,679	Bed Bath & Beyond, Inc. (a)	77,330,447	82,560,241
2,485	JG Boswell Company	573,840	1,689,800
31,592	Mills Music Trust (b)(c)	930,199	558,547
		1,347,778,455	2,491,521,538
Consumer Staples 0.70%
3,258,980	Colgate-Palmolive Company	125,309,064	221,675,820
1,693,404	Wal-Mart Stores, Inc.	82,465,011	121,891,220
		207,774,075	343,567,040
Energy 3.05%
13,597,181	National Oilwell Varco, Inc.	865,180,744	572,849,235
8,404,772	FMC Technologies, Inc. (a)	326,243,527	275,340,331
5,498,448	Devon Energy Corporation	312,965,847	271,733,300
5,199,638	ConocoPhillips	198,796,836	261,749,777
867,954	Phillips 66	68,629,773	69,002,343
3,908,035	San Juan Basin Royalty Trust (b)	138,744,051	41,737,814
		1,910,560,778	1,492,412,800
Financials 10.02%
16,891,281	Bank of New York Mellon Corporation	421,446,079	733,081,595
8,800,957	American Express Company	489,975,387	669,400,790
2,442	Berkshire Hathaway, Inc., Class ‘A’ (a)	193,617,046	522,588,000
9,693,682	BB&T Corporation	245,863,323	390,364,574
6,804,202	Cincinnati Financial Corporation	170,308,782	375,659,992
7,819,459	U.S. Bancorp	192,949,644	353,517,741
7,796,447	Plum Creek Timber Company, Inc., REIT	296,522,482	319,654,327
9,921,397	Weyerhaeuser Company, REIT	154,182,567	304,487,674
4,292,819	American International Group, Inc.	225,111,358	275,255,554
4,386,051	WR Berkley Corporation	117,583,057	244,390,762
2,973,748	Visa, Inc., Class ‘A’	53,618,674	224,042,174
2,024,060	Mastercard, Inc., Class ‘A’	40,702,513	197,143,444
4,538,148	Brown & Brown, Inc.	141,607,057	151,801,051

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2015

SHARES	DESCRIPTION	COST	VALUE

U.S. Common Stocks — 37.35% — (continued)

Financials 10.02% — (continued)
308,712	Alleghany Corporation (a)	$119,323,136	$150,074,165
		2,862,811,105	4,911,461,843
Health Care 0.58%
1,144,150	Anthem, Inc.	53,098,969	176,508,020
1,059,980	Johnson & Johnson	59,610,843	106,220,596
		112,709,812	282,728,616
Industrials 6.33%
4,069,880	3M Company	315,646,157	615,935,639
6,122,938	Cintas Corporation (b)	177,674,561	523,511,199
2,912,738	Northrop Grumman Corporation	171,493,693	503,932,801
2,066,104	Lockheed Martin Corporation	144,573,784	427,890,139
3,153,153	Deere & Company	261,701,559	298,193,679
4,086,300	Flowserve Corporation	220,489,045	192,015,237
2,641,921	Orbital ATK, Inc.	103,201,609	187,444,295
610,099	WW Grainger, Inc.	142,058,286	139,535,742
3,314,384	Timken Company	135,814,541	110,634,138
5,851,664	NOW, Inc. (a)(b)	178,684,330	101,818,954
		1,851,337,565	3,100,911,823
Information Technology 9.33%
26,712,080	Oracle Corporation	846,129,316	1,066,880,475
22,635,660	Microsoft Corporation	593,352,723	1,057,085,322
22,561,169	Intel Corporation	454,449,459	653,145,843
10,878,855	Teradata Corporation (a)(b)	448,650,560	403,714,309
8,019,789	Linear Technology Corporation	227,165,656	328,811,349
450,755	Google, Inc., Class ‘A’ (a)	179,804,168	296,371,413
241,808	Google, Inc., Class ‘C’ (a)	62,403,382	151,277,503
7,023,370	Xilinx, Inc.	281,419,191	293,225,698
1,782,364	Automatic Data Processing, Inc.	55,926,855	142,179,176
2,822,758	Altera Corporation	96,664,590	140,178,162
1,074,758	CommVault Systems, Inc. (a)	51,692,790	40,271,182
		3,297,658,690	4,573,140,432
Materials 1.77%
4,172,577	Scotts Miracle-Gro Company, Class ‘A’ (b)	182,102,946	251,981,925
1,503,105	Martin Marietta Materials, Inc.	131,909,929	235,716,926
2,547,193	Vulcan Materials Company	104,381,952	231,845,507
1,889,994	Royal Gold, Inc.	115,602,277	95,293,497
811,480	Deltic Timber Corporation (b)	39,544,384	52,665,052
		573,541,488	867,502,907
Utilities 0.48%
3,760,485	IDACorp, Inc. (b)	124,066,738	233,563,723

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2015

SHARES	DESCRIPTION	COST	VALUE

U.S. Common Stocks — 37.35% — (continued)

Utilities 0.48% — (continued)
34,500	UGI Corporation	$1,202,933	$1,260,630
		125,269,671	234,824,353
Total U.S. Common Stocks		12,289,441,639	18,298,071,352

International Common Stocks — 37.33%

Australia 0.62%
37,118,561	Newcrest Mining Limited (a)	792,108,338	305,775,441

Belgium 0.47%
2,788,865	Groupe Bruxelles Lambert SA	234,732,253	230,236,137

Bermuda 0.63%
5,638,771	Jardine Matheson Holdings Limited	289,810,426	305,959,714

Canada 3.28%
13,273,422	Potash Corporation of Saskatchewan, Inc.	478,777,354	360,771,610
11,944,516	Canadian Natural Resources Limited	342,066,418	291,523,455
19,166,446	Goldcorp, Inc.	606,662,802	254,530,403
16,034,052	Cenovus Energy, Inc.	446,928,656	233,776,478
7,419,204	Agnico-Eagle Mines Limited	234,920,569	164,171,552
23,185,038	Barrick Gold Corporation	351,906,140	163,686,368
2,745,571	Franco-Nevada Corporation	117,580,025	111,472,891
11,242,431	Penn West Petroleum Limited	145,874,268	15,177,282
6,872,276	Kinross Gold Corporation (a)	30,821,511	12,507,542
		2,755,537,743	1,607,617,581
Denmark 0.21%
2,987,524	ISS AS	94,568,139	102,883,892

France 6.22%
7,502,239	Danone SA	516,016,881	508,284,790
4,284,366	Sanofi	332,925,755	460,978,977
11,417,175	Bouygues SA	414,984,766	418,987,987
10,992,760	Carrefour SA	444,625,286	377,335,527
7,208,725	Cie de Saint-Gobain	311,259,631	341,736,724
6,519,740	Total SA	319,683,209	322,750,899
2,173,169	Sodexo SA	56,283,339	202,534,017
859,539	Wendel SA	19,566,576	114,458,693
1,401,821	Legrand SA	47,735,246	86,291,820
1,867,732	Neopost SA (b)	166,306,200	75,085,559
4,580,467	Rexel SA	77,736,656	72,212,836
157,260	Robertet SA (b)	20,623,058	38,688,966
42,252	Robertet SA CI (c)(d)(e)	800,508	7,276,360
385,000	Sabeton SA (b)	4,841,233	5,953,397
104,457	Gaumont SA	6,087,824	5,305,798
66,717	NSC Groupe (b)(c)	11,738,587	4,753,886
12,000,000	FINEL (a)(b)(c)(d)(f)(g)	—	4,480,862
		2,751,214,755	3,047,117,098

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2015

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 37.33% — (continued)

Germany 1.29%
7,521,717	HeidelbergCement AG	$408,184,254	$573,707,711
693,440	Fraport AG	20,976,007	45,534,324
117,380	Daimler AG	4,630,616	10,492,201
29,871	Hornbach Baumarkt AG	560,239	1,101,948
		434,351,116	630,836,184
Hong Kong 0.75%
52,260,000	Hang Lung Properties Limited	161,841,449	149,992,260
12,693,580	Guoco Group Limited	115,086,260	144,090,791
16,540,816	Hysan Development Company Limited	77,596,148	71,157,749
		354,523,857	365,240,800
Ireland 0.54%
8,861,547	CRH PLC	152,602,445	263,902,911

Israel 0.22%
15,719,757	Israel Chemicals Limited	156,830,538	108,657,787

Italy 0.56%
17,017,170	Italcementi S.p.A.	230,422,418	188,012,518
1,734,972	Italmobiliare S.p.A. RSP	121,356,934	46,130,558
1,021,137	Italmobiliare S.p.A.	107,360,738	42,054,912
		459,140,090	276,197,988
Japan 12.51%
29,366,200	KDDI Corporation	310,531,697	746,505,935
10,390,130	Secom Company Limited	466,457,491	700,695,579
13,168,640	Hoya Corporation	280,084,373	557,623,131
3,169,600	Fanuc Corporation	295,828,491	528,884,722
14,917,300	Sompo Japan Nipponkoa Holdings, Inc.	402,645,728	526,230,973
1,026,790	Keyence Corporation	180,347,094	517,806,713
30,964,200	Astellas Pharma, Inc.	242,330,120	466,455,492
1,785,556	SMC Corporation	183,601,829	453,250,428
2,757,490	Shimano, Inc.	35,758,051	382,913,647
10,776,920	MS&AD Insurance Group Holdings, Inc.	237,671,691	339,737,979
13,217,880	Mitsubishi Estate Company Limited	232,209,618	293,825,468
2,217,600	Hirose Electric Company Limited (b)	220,755,881	265,356,905
3,308,230	Nissin Foods Holdings Company Limited	116,618,183	149,215,360
3,526,280	Chofu Seisakusho Company Limited (b)	64,322,537	77,874,921
5,147,000	T. Hasegawa Company Limited (b)	79,849,658	74,961,351
690,300	Nomura Research Institute Limited	13,817,817	28,350,563
183,000	Shin-Etsu Chemical Company Limited	8,388,326	10,951,797
120,100	FamilyMart Company Limited	4,685,935	5,814,338
		3,375,904,520	6,126,455,302
Mexico 1.78%
16,713,544	Grupo Televisa S.A.B., ADR	327,870,823	582,634,144
19,043,916	Fresnillo PLC	258,153,252	192,417,461
6,401,020	Industrias Peñoles S.A.B. de C.V.	7,339,323	97,545,785
		593,363,398	872,597,390

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2015

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 37.33% — (continued)

Norway 0.03%
2,000,066	Orkla ASA	$13,269,921	$15,964,388

Russia 0.18%
19,361,267	Gazprom PAO, ADR	130,470,161	90,029,892

South Africa 0.35%
16,836,513	AngloGold Ashanti Limited, ADR (a)	269,094,862	103,039,459
25,019,071	Gold Fields Limited, ADR	233,463,377	69,052,636
		502,558,239	172,092,095
South Korea 1.51%
4,081,054	KT&G Corporation	229,470,764	383,639,653
6,450,907	Kia Motors Corporation	312,540,789	242,015,825
51,900	Lotte Confectionery Company Limited	21,157,499	86,355,852
39,989	Namyang Dairy Products Company Limited (b)	7,325,466	25,186,423
		570,494,518	737,197,753
Sweden 0.73%
5,939,940	Investor AB, Class ‘A’	116,378,542	223,916,132
3,394,798	Investor AB, Class ‘B’	63,888,333	131,002,782
		180,266,875	354,918,914
Switzerland 1.60%
5,811,560	Nestlé SA	197,673,732	440,242,359
4,327,670	Pargesa Holding SA	272,881,781	291,332,851
388,803	Kuehne & Nagel International AG	7,503,142	53,675,174
		478,058,655	785,250,384
Thailand 0.46%
47,806,100	Bangkok Bank PCL, NVDR	196,189,102	225,161,373

United Kingdom 3.39%
7,041,897	Berkeley Group Holdings PLC (b)	84,418,687	370,488,406
12,142,928	GlaxoSmithKline PLC	242,736,793	264,723,673
4,071,338	British American Tobacco PLC	217,051,509	241,667,901
4,899,197	Liberty Global PLC, Series ‘C’ (a)	191,571,585	240,746,541
574,695	Liberty Global PLC, Series ‘A’ (a)	23,606,055	30,148,500
244,959	Liberty Global PLC LiLAC, Series ‘C’ (a)	9,760,127	10,423,005
28,734	Liberty Global PLC LiLAC, Series ‘A’ (a)	989,971	1,228,666
4,355,040	Willis Group Holdings PLC	119,957,625	202,465,810
4,885,790	Diageo PLC	134,973,869	136,537,027
42,951,230	WM Morrison Supermarkets PLC	186,107,922	122,411,556
3,052,693	Anglo American PLC	74,109,213	38,671,856
		1,285,283,356	1,659,512,941
Total International Common Stocks		15,801,278,445	18,283,605,965
Total Common Stocks		28,090,720,084	36,581,677,317

International Preferred Stock — 0.22%

Germany 0.22%
1,339,934	Hornbach Holding AG	41,310,978	109,632,957

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2015

SHARES	DESCRIPTION	COST	VALUE

Investment Company — 0.00%
215,089	State Street Institutional U.S. Government Money Market Fund, Institutional Class	$215,089	$215,089

Warrant — 0.15%

United States — 0.15%
2,777,836	JPMorgan Chase & Company Warrant expire 10/28/18 (a)	34,933,735	72,723,747

OUNCES

Commodity — 5.77%
2,581,443	Gold bullion (a)	3,013,966,483	2,826,913,099

PRINCIPAL

Notes and Bonds — 3.26%

U.S. Bonds 2.23%

Government Agencies 0.17%
$49,433,000	Federal Home Loan Bank 0.086% due 08/07/15	49,432,300	49,432,951
34,953,000	Federal Home Loan Bank 0.091% due 08/21/15	34,951,252	34,952,825
		84,383,552	84,385,776
Government Obligations 2.05%
250,000,000	U.S. Treasury Note 0.50% due 06/15/16	250,227,497	250,468,750
250,000,000	U.S. Treasury Note 0.625% due 12/15/16	249,708,931	250,478,500
250,000,000	U.S. Treasury Note 0.75% due 03/15/17	249,597,825	250,820,250
250,000,000	U.S. Treasury Note 0.875% due 09/15/16	250,932,322	251,308,500
		1,000,466,575	1,003,076,000
U.S. Corporate Bond 0.01%
5,467,000	Bausch & Lomb, Inc. 7.125% due 08/01/28 (c)	4,836,023	5,565,507
Total U.S. Bonds		1,089,686,150	1,093,027,283

International Notes and Bonds — 1.03%

International Corporate Notes and Bonds — 0.13%

France 0.13%
15,000,000 EUR	Emin Leydier SA FRN 8.058% due 07/31/16 (c)(d)(g)(h)	21,369,283	16,473,759
17,256,032 EUR	FINEL 9.50% due 06/30/17 (c)(d)(g)	21,555,398	18,951,447
12,050,000 EUR	Wendel SA 4.375% due 08/09/17	14,373,921	14,232,816
10,000,000 EUR	Wendel SA 4.875% due 09/21/15	13,622,537	11,049,356
3,500,000 EUR	Wendel SA 4.875% due 05/26/16	4,122,049	3,990,521
Total International Corporate Notes and Bonds		75,043,188	64,697,899

International Government Bonds — 0.90%

Mexico 0.25%
1,187,830,000 MXN	Mexican Bonos 4.75% due 06/14/18	81,534,365	73,925,969

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2015

PRINCIPAL	DESCRIPTION	COST	VALUE

International Government Bonds 0.90% — (continued)

Mexico 0.25% — (continued)
764,192,000 MXN	Mexican Bonos 5.00% due 12/11/19	$56,042,753	$46,960,778
		137,577,118	120,886,747
Singapore 0.60%
154,398,000 SGD	Singapore Government Bond 0.50% due 04/01/18	116,720,202	110,577,712
150,966,000 SGD	Singapore Government Bond 2.375% due 04/01/17	124,971,003	112,605,219
92,725,000 SGD	Singapore Government Bond 3.25% due 09/01/20	73,259,638	71,443,908
		314,950,843	294,626,839
South Korea 0.05%
26,189,520,000 KRW	Inflation Linked Korea Treasury Bond 2.75% due 03/10/17 (c)(d)(i)	25,012,708	22,927,709
Total International Government Bonds		477,540,669	438,441,295
Total International Notes and Bonds		552,583,857	503,139,194
Total Notes and Bonds		1,642,270,007	1,596,166,477

Commercial Paper — 16.14%

International Commercial Paper — 5.20%

Canada 0.36%
76,116,000 USD	Total Capital Limited 0.13% due 08/13/15	76,112,702	76,113,114
38,387,000 USD	Total Capital Limited 0.13% due 09/08/15	38,381,732	38,381,136
64,313,000 USD	Total Capital Limited 0.13% due 09/14/15	64,302,781	64,301,343

France 1.52%
36,362,000 USD	Air Liquide SA 0.18% due 08/07/15	36,360,909	36,361,045
30,578,000 USD	Air Liquide SA 0.21% due 09/01/15	30,572,470	30,573,488
74,298,000 USD	Electricité de France SA 0.15% due 08/04/15	74,297,071	74,296,803
61,156,000 USD	Electricité de France SA 0.15% due 08/06/15	61,154,726	61,154,522
86,700,000 USD	Electricité de France SA 0.15% due 09/02/15	86,688,440	86,683,707
52,574,000 USD	Electricité de France SA 0.18% due 09/09/15	52,563,748	52,560,681
5,258,000 USD	Essilor International 0.13% due 09/08/15	5,257,279	5,257,026
24,605,000 USD	Essilor International 0.14% due 09/11/15	24,601,217	24,600,034
46,065,000 USD	GDF Suez SA 0.18% due 08/17/15	46,061,315	46,061,998

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2015

PRINCIPAL	DESCRIPTION	COST	VALUE

International Commercial Paper — 5.20% — (continued)

France 1.52% — (continued)
35,976,000 USD	GDF Suez SA 0.18% due 08/24/15	$35,971,863	$35,972,355
11,490,000 USD	GDF Suez SA 0.18% due 09/03/15	11,488,104	11,488,177
29,973,000 USD	GDF Suez SA 0.18% due 09/10/15	29,967,005	29,967,129
39,317,000 USD	GDF Suez SA 0.19% due 08/07/15	39,315,755	39,315,968
69,924,000 USD	GDF Suez SA 0.20% due 09/09/15	69,908,850	69,910,637
37,456,000 USD	GDF Suez SA 0.21% due 09/11/15	37,447,042	37,448,440
36,492,000 USD	GDF Suez SA 0.22% due 10/08/15	36,476,836	36,477,522
25,508,000 USD	Sanofi 0.11% due 09/04/15	25,505,350	25,506,314
40,841,000 USD	Sanofi 0.16% due 09/30/15	40,830,109	40,835,602

Germany 0.06%
30,000,000 USD	Siemens Company 0.13% due 09/21/15	29,994,475	29,993,327

Italy 0.06%
14,663,000 USD	Eni S.p.A. 0.30% due 08/03/15	14,662,756	14,662,701
12,319,000 USD	Eni S.p.A. 0.54% due 09/24/15	12,309,206	12,310,305

Japan 0.23%
11,648,000 USD	Hitachi Limited 0.35% due 08/03/15	11,647,773	11,647,772
37,149,000 USD	Honda Corporation 0.12% due 08/13/15	37,147,514	37,147,484
16,307,000 USD	Honda Corporation 0.12% due 08/21/15	16,305,913	16,305,811
38,372,000 USD	Mitsui & Company Limited 0.20% due 09/22/15	38,360,915	38,361,493
11,350,000 USD	Mitsui & Company Limited 0.20% due 09/28/15	11,346,343	11,346,391

Switzerland 1.91%
33,654,000 USD	Nestlé SA 0.09% due 08/11/15	33,653,159	33,652,067
25,000,000 USD	Nestlé SA 0.09% due 10/27/15	24,994,562	24,986,922
14,692,000 USD	Nestlé SA 0.10% due 08/24/15	14,691,061	14,690,110
48,235,000 USD	Nestlé SA 0.11% due 08/12/15	48,233,379	48,231,961

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2015

PRINCIPAL	DESCRIPTION	COST	VALUE

International Commercial Paper — 5.20% — (continued)

Switzerland 1.91% — (continued)
36,688,000 USD	Nestlé SA 0.11% due 08/17/15	$36,686,206	$36,684,691
22,569,000 USD	Nestlé SA 0.11% due 08/18/15	22,567,828	22,566,845
30,040,000 USD	Nestlé SA 0.11% due 10/14/15	30,033,208	30,026,857
41,621,000 USD	Nestlé SA 0.12% due 10/26/15	41,609,069	41,599,475
39,317,000 USD	Nestlé SA 0.13% due 08/25/15	39,313,592	39,311,730
39,317,000 USD	Nestlé SA 0.13% due 08/26/15	39,313,450	39,311,491
46,065,000 USD	Nestlé SA 0.13% due 09/14/15	46,057,681	46,053,484
22,532,000 USD	Nestlé SA 0.14% due 09/18/15	22,527,794	22,525,836
40,615,000 USD	Roche Holdings, Inc. 0.08% due 08/12/15	40,614,007	40,613,578
85,194,000 USD	Roche Holdings, Inc. 0.08% due 08/14/15	85,191,539	85,190,522
46,770,000 USD	Roche Holdings, Inc. 0.08% due 08/17/15	46,768,337	46,767,615
19,568,000 USD	Roche Holdings, Inc. 0.08% due 08/18/15	19,567,261	19,566,924
35,470,000 USD	Roche Holdings, Inc. 0.08% due 09/14/15	35,466,532	35,463,571
39,166,000 USD	Roche Holdings, Inc. 0.08% due 09/15/15	39,162,083	39,158,693
22,593,000 USD	Roche Holdings, Inc. 0.09% due 08/07/15	22,592,661	22,592,539
57,771,000 USD	Roche Holdings, Inc. 0.09% due 08/11/15	57,769,556	57,769,147
26,768,000 USD	Roche Holdings, Inc. 0.09% due 08/21/15	26,766,662	26,766,204
71,835,000 USD	Roche Holdings, Inc. 0.09% due 09/11/15	71,827,637	71,823,016
30,682,000 USD	Roche Holdings, Inc. 0.09% due 10/08/15	30,676,784	30,671,591
18,344,000 USD	Roche Holdings, Inc. 10.00% due 08/03/15	18,343,898	18,343,839
39,209,000 USD	Roche Holdings, Inc. 10.00% due 08/05/15	39,208,586	39,208,428

United Kingdom 1.06%
30,578,000 USD	AstraZeneca PLC 0.10% due 08/06/15	30,577,575	30,577,465
38,975,000 USD	AstraZeneca PLC 0.10% due 08/07/15	38,974,351	38,974,204

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2015

PRINCIPAL	DESCRIPTION	COST	VALUE

International Commercial Paper — 5.20% — (continued)

United Kingdom 1.06% — (continued)
50,481,000 USD	AstraZeneca PLC 0.10% due 08/19/15	$50,478,476	$50,478,016
10,515,000 USD	AstraZeneca PLC 0.10% due 08/21/15	10,514,416	10,514,295
52,549,000 USD	AstraZeneca PLC 0.10% due 09/01/15	52,544,475	52,542,647
21,823,000 USD	AstraZeneca PLC 0.10% due 09/02/15	21,821,060	21,820,259
60,603,000 USD	AstraZeneca PLC 0.10% due 09/04/15	60,597,276	60,594,869
34,534,000 USD	AstraZeneca PLC 0.11% due 09/03/15	34,530,518	34,529,499
34,534,000 USD	AstraZeneca PLC 0.11% due 09/08/15	34,529,990	34,528,725
62,432,000 USD	AstraZeneca PLC 0.11% due 09/21/15	62,422,271	62,418,113
58,009,000 USD	AstraZeneca PLC 0.13% due 08/10/15	58,007,115	58,007,308
37,655,000 USD	AstraZeneca PLC 0.13% due 08/11/15	37,653,640	37,653,792
19,359,000 USD	AstraZeneca PLC 0.14% due 10/22/15	19,352,827	19,350,252
5,443,000 USD	Reed Elsevier, Inc. 0.32% due 08/03/15	5,442,903	5,442,893
Total International Commercial Paper		2,546,123,624	2,546,051,798

U.S. Commercial Paper — 10.94%
$39,382,000	3M Company 0.10% due 08/24/15	39,379,484	39,378,797
29,382,000	3M Company 0.10% due 08/25/15	29,380,041	29,379,470
72,990,000	Abbott Laboratories 0.11% due 08/20/15	72,985,763	72,987,769
20,102,000	Abbott Laboratories 0.12% due 08/27/15	20,100,258	20,101,065
20,721,000	Abbott Laboratories 0.12% due 09/01/15	20,718,859	20,719,784
45,670,000	Abbott Laboratories 0.13% due 08/03/15	45,669,670	45,669,905
10,329,000	Abbott Laboratories 0.14% due 09/21/15	10,326,951	10,327,881
48,227,000	Abbott Laboratories 0.14% due 10/06/15	48,214,622	48,218,383
34,534,000	Abbott Laboratories 0.14% due 10/15/15	34,523,928	34,525,033
56,031,000	Air Products 0.14% due 09/22/15	56,019,669	56,015,657
44,084,000	American Express Company 0.20% due 08/03/15	44,083,510	44,083,247
37,616,000	American Express Company 0.22% due 08/04/15	37,615,310	37,615,143
39,209,000	American Express Company 0.22% due 08/06/15	39,207,802	39,207,660
77,346,000	American Express Company 0.23% due 08/10/15	77,341,553	77,341,596
58,009,000	American Express Company 0.23% due 08/11/15	58,005,294	58,005,366
18,808,000	Anthem, Inc. 0.30% due 08/07/15	18,807,060	18,807,250
18,575,000	Anthem, Inc. 0.30% due 08/24/15	18,571,440	18,572,251
66,121,000	Apple, Inc. 0.09% due 08/05/15	66,120,339	66,120,036
34,955,000	Apple, Inc. 0.09% due 09/09/15	34,951,592	34,949,485
50,253,000	Apple, Inc. 0.09% due 09/10/15	50,247,975	50,244,873
69,058,000	Apple, Inc. 0.09% due 10/05/15	69,046,778	69,036,097

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2015

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 10.94% — (continued)
$49,091,000	Apple, Inc. 0.09% due 10/13/15	$49,082,041	$49,072,433
39,509,000	Apple, Inc. 0.10% due 10/09/15	39,501,427	39,495,326
54,956,000	Apple, Inc. 0.11% due 08/20/15	54,952,809	54,952,550
30,682,000	Caterpillar Financial Services Company 0.10% due 10/16/15	30,675,523	30,667,103
70,955,000	Caterpillar Financial Services Company 0.11% due 08/12/15	70,952,615	70,952,375
55,911,000	Caterpillar Financial Services Company 0.12% due 08/04/15	55,910,441	55,910,373
37,149,000	Chevron Corporation 0.08% due 08/11/15	37,148,174	37,147,808
52,517,000	Chevron Corporation 0.09% due 08/13/15	52,515,424	52,515,009
58,462,000	Chevron Corporation 0.09% due 08/14/15	58,460,100	58,459,613
29,613,000	Chevron Corporation 0.09% due 08/18/15	29,611,741	29,611,371
59,533,000	Chevron Corporation 0.09% due 08/19/15	59,530,321	59,529,481
33,502,000	Chevron Corporation 0.09% due 08/28/15	33,499,739	33,498,586
26,608,000	Chevron Corporation 0.10% due 08/12/15	26,607,187	26,607,069
40,615,000	Chevron Corporation 0.10% due 09/01/15	40,611,503	40,610,090
40,615,000	Chevron Corporation 0.10% due 09/02/15	40,611,390	40,609,900
37,229,000	Chevron Corporation 0.11% due 09/22/15	37,223,085	37,220,450
38,372,000	Chevron Corporation 0.11% due 09/23/15	38,365,786	38,362,963
38,832,000	Church & Dwight Company, Inc. 0.49% due 09/11/15	38,810,772	38,819,632
39,209,000	Coca-Cola Company 0.10% due 08/10/15	39,208,020	39,208,205
36,588,000	Coca-Cola Company 0.10% due 08/17/15	36,586,374	36,586,531
20,307,000	Coca-Cola Company 0.10% due 08/18/15	20,306,041	20,306,137
34,955,000	Coca-Cola Company 0.10% due 08/20/15	34,953,155	34,953,349
19,836,000	Coca-Cola Company 0.11% due 08/12/15	19,835,333	19,835,491
33,061,000	Coca-Cola Company 0.11% due 08/13/15	33,059,788	33,060,045
31,367,000	Coca-Cola Company 0.12% due 08/24/15	31,364,595	31,365,160
30,682,000	Coca-Cola Company 0.17% due 10/23/15	30,669,974	30,669,328
36,157,000	Coca-Cola Company 0.18% due 09/22/15	36,147,599	36,151,411
28,589,000	Colgate-Palmolive Company 0.07% due 09/02/15	28,587,221	28,587,244
24,938,000	ConocoPhillips 0.12% due 09/15/15	24,934,259	24,934,654
26,287,000	ConocoPhillips 0.13% due 09/17/15	26,282,539	26,283,320
25,167,000	Duke Energy Corporation 0.46% due 10/02/15	25,147,496	25,153,831
36,878,000	Exxon Mobil Corporation 0.10% due 08/03/15	36,877,795	36,877,677
34,534,000	Exxon Mobil Corporation 0.10% due 08/21/15	34,532,081	34,531,683
37,229,000	Exxon Mobil Corporation 0.12% due 10/01/15	37,221,430	37,218,229
37,229,000	Exxon Mobil Corporation 0.12% due 10/09/15	37,220,437	37,216,115
21,673,000	Google, Inc. 0.08% due 08/13/15	21,672,422	21,672,609
77,735,000	Google, Inc. 0.08% due 08/18/15	77,732,063	77,732,862
11,003,000	Google, Inc. 0.09% due 08/13/15	11,002,670	11,002,801
28,926,000	Hewlett-Packard Company 0.74% due 08/06/15	28,923,067	28,925,016
21,071,000	Hewlett-Packard Company 0.79% due 08/18/15	21,063,239	21,068,682
41,704,000	Hewlett-Packard Company 0.80% due 08/20/15	41,686,612	41,698,833
30,578,000	Honeywell International, Inc. 0.11% due 08/06/15	30,577,533	30,577,470
34,688,000	Honeywell International, Inc. 0.12% due 09/03/15	34,684,184	34,683,151
38,975,000	Honeywell International, Inc. 0.12% due 09/04/15	38,970,583	38,969,392
44,675,000	John Deere Limited 0.13% due 09/18/15	44,667,256	44,665,392

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2015

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 10.94% — (continued)
$32,308,000	John Deere Limited 0.14% due 08/10/15	$32,306,869	$32,307,022
64,090,000	Johnson & Johnson 0.07% due 08/05/15	64,089,502	64,089,733
31,418,000	Johnson & Johnson 0.08% due 08/19/15	31,416,743	31,417,088
30,682,000	Johnson & Johnson 0.08% due 09/11/15	30,679,205	30,679,387
69,121,000	Johnson & Johnson 0.08% due 09/17/15	69,113,781	69,114,088
42,477,000	Johnson & Johnson 0.08% due 09/21/15	42,472,186	42,472,398
37,229,000	Johnson & Johnson 0.08% due 09/23/15	37,224,615	37,224,812
13,401,000	Johnson & Johnson 0.09% due 08/27/15	13,400,129	13,400,377
38,387,000	Johnson & Johnson 0.09% due 09/16/15	38,382,585	38,383,241
34,955,000	Johnson & Johnson 0.10% due 09/04/15	34,951,699	34,952,689
27,416,000	Medtronic, Inc. 0.27% due 09/09/15	27,407,981	27,408,628
35,470,000	Medtronic, Inc. 0.33% due 09/17/15	35,454,718	35,458,224
35,857,000	MetLife 0.14% due 08/07/15	35,856,163	35,856,059
31,630,000	MetLife 0.15% due 08/04/15	31,629,605	31,629,526
17,719,000	MetLife 0.15% due 08/24/15	17,717,302	17,717,252
24,364,000	MetLife 0.16% due 08/03/15	24,363,783	24,363,726
26,923,000	Microsoft Corporation 0.07% due 08/05/15	26,922,791	26,922,888
55,033,000	Microsoft Corporation 0.09% due 08/21/15	55,030,248	55,031,235
50,476,000	Microsoft Corporation 0.09% due 09/02/15	50,471,962	50,472,900
100,000,000	Microsoft Corporation 0.11% due 08/21/15	99,993,889	99,996,792
35,305,000	National Grid USA 0.46% due 08/18/15	35,297,498	35,300,763
23,506,000	National Grid USA 0.50% due 09/09/15	23,493,522	23,498,896
18,730,000	National Grid USA 0.53% due 09/16/15	18,717,555	18,723,202
29,613,000	National Oilwell Varco, Inc. 0.16% due 08/12/15	29,611,552	29,611,667
37,553,000	Pall Corporation 0.51% due 08/19/15	37,543,612	37,548,204
10,000,000	PepsiCo, Inc. 0.10% due 09/28/15	9,998,389	9,998,279
68,069,000	Pfizer, Inc. 0.10% due 10/05/15	68,056,710	68,057,394
53,217,000	Pfizer, Inc. 0.11% due 08/03/15	53,216,675	53,216,889
55,859,000	Pfizer, Inc. 0.11% due 10/07/15	55,847,564	55,848,554
58,247,000	Pfizer, Inc. 0.11% due 10/08/15	58,234,898	58,235,613
41,704,000	Philip Morris International, Inc. 0.10% due 08/14/15	41,702,494	41,701,811
25,000,000	Philip Morris International, Inc. 0.10% due 09/11/15	24,997,153	24,994,954
20,945,000	Philip Morris International, Inc. 0.11% due 08/06/15	20,944,680	20,944,529
42,211,000	Philip Morris International, Inc. 0.12% due 09/21/15	42,203,824	42,199,781
37,229,000	Philip Morris International, Inc. 0.13% due 09/14/15	37,223,085	37,220,856
38,372,000	Philip Morris International, Inc. 0.13% due 09/15/15	38,365,765	38,363,370
58,749,000	Philip Morris International, Inc. 0.14% due 09/16/15	58,738,490	58,735,347
33,378,000	Philip Morris International, Inc. 0.14% due 09/18/15	33,371,769	33,369,822
35,470,000	Philip Morris International, Inc. 0.15% due 09/03/15	35,465,123	35,464,372
82,048,000	Philip Morris International, Inc. 0.15% due 09/10/15	82,034,325	82,031,928
29,882,000	Praxair, Inc. 0.09% due 08/11/15	29,881,253	29,880,767
38,372,000	Praxair, Inc. 0.09% due 09/14/15	38,367,779	38,363,606
33,636,000	Qualcomm, Inc. 0.10% due 08/04/15	33,635,720	33,635,607
33,654,000	Qualcomm, Inc. 0.10% due 08/19/15	33,652,317	33,652,011
27,229,000	Qualcomm, Inc. 0.11% due 09/09/15	27,225,755	27,224,704
67,151,000	Qualcomm, Inc. 0.12% due 09/08/15	67,142,494	67,140,743
18,508,000	Qualcomm, Inc. 0.12% due 09/16/15	18,505,162	18,504,424

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2015

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 10.94% — (continued)
$42,563,000	Qualcomm, Inc. 0.12% due 10/06/15	$42,553,636	$42,549,217
40,381,000	Qualcomm, Inc. 0.12% due 10/07/15	40,371,982	40,367,576
34,534,000	SABMiller Holdings, Inc. 0.41% due 08/10/15	34,530,547	34,531,746
53,603,000	Schlumberger Investments SA 0.15% due 09/15/15	53,592,949	53,590,945
57,851,000	Schlumberger Investments SA 0.18% due 08/17/15	57,846,372	57,847,230
9,248,000	Sysco Corporation 0.20% due 08/03/15	9,247,897	9,247,896
58,247,000	United Healthcare Company 0.38% due 09/10/15	58,223,054	58,230,947
15,819,000	United Healthcare Company 0.39% due 09/08/15	15,812,655	15,814,870
33,378,000	United Healthcare Company 0.42% due 10/01/15	33,354,812	33,362,594
63,769,000	United Healthcare Company 0.42% due 10/06/15	63,721,067	63,736,482
102,520,000	United Healthcare Company 0.42% due 10/07/15	102,441,772	102,466,553
30,682,000	United Healthcare Company 0.43% due 10/09/15	30,657,301	30,665,415
35,011,000	United Technologies Corporation 0.10% due 08/03/15	35,010,805	35,010,606
13,982,000	United Technologies Corporation 0.10% due 08/04/15	13,981,883	13,981,790
29,613,000	United Technologies Corporation 0.11% due 08/05/15	29,612,638	29,612,445
25,436,000	United Technologies Corporation 0.12% due 08/05/15	25,435,661	25,435,523
64,528,000	Walt Disney Company 0.08% due 08/14/15	64,526,136	64,525,917
38,387,000	Walt Disney Company 0.09% due 08/17/15	38,385,465	38,385,459
33,502,000	Walt Disney Company 0.09% due 08/31/15	33,499,487	33,499,230
33,651,000	Walt Disney Company 0.09% due 09/21/15	33,646,709	33,645,896
60,000,000	Walt Disney Company 0.11% due 09/23/15	59,990,283	59,990,550
42,112,000	Walt Disney Company 0.11% due 09/25/15	42,104,923	42,105,122
20,532,000	Walt Disney Company 0.11% due 09/29/15	20,528,299	20,528,407
Total U.S. Commercial Paper		5,360,738,994	5,360,782,072
Total Commercial Paper		7,906,862,618	7,906,833,870
Total Investments — 100.22% (Cost: $40,730,278,994)			49,094,162,556
Liabilities in Excess of Other Assets — (0.22)%			(107,532,918)
Net Assets — 100.00%			$48,986,629,638

(a)	Non-income producing security/commodity.
(b)

An affiliate of the Fund as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities.

(c)	Security is deemed illiquid. At July 31, 2015, the value of these securities amounted to $80,988,077 or 0.17% of net assets.
(d)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $70,110,137 or 0.14% of net assets.
(e)	Represents non-voting class of shares.
(f)	Held through Financiere Rouge, LLC, wholly owned subsidiary and disregarded entity for U.S. tax purposes.
(g)	Represents securities that are subject to legal or contractual restrictions on resale. At July 31, 2015, the value of these securities amounted to $39,906,068 or 0.08% of net assets.
(h)	Floating rate security. Rate shown is the rate in effect at July 31, 2015.
(i)	Inflation protected security.

At July 31, 2015, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$11,971,010,128
Gross unrealized depreciation	(3,607,126,566)
Net unrealized appreciation	$8,363,883,562

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2015

Abbreviations used in this schedule include:
ADR	— American Depositary Receipt
FRN	— Floating Rate Note
NVDR	— Non-Voting Depository Receipt
PCL	— Public Company Limited
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
RSP	— Represents Savings Shares

Currencies
EUR	— Euro
KRW	— South Korean Won
MXN	— Mexican Peso
SGD	— Singapore Dollar
USD	— United States Dollar

RESTRICTED SECURITIES	ACQUISITION DATE	COST	CARRYING VALUE PER SHARE/PRINCIPAL
Emin Leydier SA FRN 8.058% due 07/31/16	07/30/09	$21,369,283	$1.10
FINEL 9.50% due 06/30/17	06/22/05	21,555,398	1.10
FINEL	07/30/09	—	0.37

Foreign Currency Exchange Contracts - Sales

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE DELIVERED		U.S. $ TO BE RECEIVED	U.S. $ VALUE AT JULY 31, 2015	UNREALIZED APPRECIATION AT JULY 31, 2015	UNREALIZED DEPRECIATION AT JULY 31, 2015
08/19/15	33,072,000	British Pound	$51,186,526	$51,641,294	$—	$(454,768)
09/16/15	45,450,000	British Pound	70,136,622	70,955,493	—	(818,871)
08/19/15	61,021,000	Euro	68,495,522	67,028,552	1,466,970	—
09/16/15	61,021,000	Euro	68,535,950	67,053,786	1,482,164	—
10/21/15	61,022,000	Euro	68,585,286	67,091,809	1,493,477	—
08/19/15	18,660,370,000	Japanese Yen	151,041,078	150,586,274	454,804	—
09/16/15	20,416,713,000	Japanese Yen	166,945,060	164,822,573	2,122,487	—
			$644,926,044	$639,179,781	$7,019,902	$(1,273,639)

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2015

Affiliated Securities

AFFILIATED SECURITIES	SHARES OCTOBER 31, 2014	GROSS ADDITIONS	GROSS REDUCTIONS	SHARES JULY 31, 2015	MARKET VALUE JULY 31, 2015	REALIZED GAIN / (LOSS)	DIVIDEND INCOME
Berkeley Group Holdings PLC	7,175,381	—	133,484	7,041,897	$370,488,406	$5,560,172	$10,115,241
Chofu Seisakusho Company Limited	3,526,280	—	—	3,526,280	77,874,921	—	831,505
Cintas Corporation	7,899,775	—	1,776,837	6,122,938	523,511,199	73,094,548	13,429,618
Deltic Timber Corporation	811,480	—	—	811,480	52,665,052	—	243,444
FINEL	12,000,000	—	—	12,000,000	4,480,862	—	—
Hirose Electric Company Limited	2,190,800	105,600	78,800	2,217,600	265,356,905	390,513	1,836,806
IDACorp, Inc.	3,760,485	—	—	3,760,485	233,563,723	—	5,302,284
Italcementi S.p.A.*	21,398,654	—	4,381,484	17,017,170	188,012,518	(83,226,805)	1,473,066
Mills Music Trust	31,592	—	—	31,592	558,547	—	41,663
NOW, Inc.	5,851,664	—	—	5,851,664	101,818,954	—	—
NSC Groupe	66,717	—	—	66,717	4,753,886	—	159,977
Namyang Dairy Products Company Limited	39,989	—	—	39,989	25,186,423	—	28,414
Neopost SA	1,867,732	—	—	1,867,732	75,085,559	—	3,233,549
Orbital ATK, Inc.*#	2,087,657	554,264	2,641,921	187,444,295	—	2,066,498
Robertet SA	157,260	—	—	157,260	38,688,966	—	495,945
Sabeton SA	385,000	—	—	385,000	5,953,397	—	80,944
San Juan Basin Royalty Trust	3,908,035	—	—	3,908,035	41,737,814	—	1,428,746
Scotts Miracle-Gro Company	4,172,577	—	—	4,172,577	251,981,925	—	5,632,979
T. Hasegawa Company Limited	5,147,000	—	—	5,147,000	74,961,351	—	583,854
Teradata Corporation	8,766,525	2,112,330	—	10,878,855	403,714,309	—	—
Vista Outdoor, Inc.	—	4,424,582	—	4,424,582	208,707,533	—	—
Total					$3,136,546,545	$(4,181,572)	$46,984,533

* Represents an unaffiliated issuer as of July 31, 2015.

# Formerly known as Alliant Techsystems, Inc.

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2015

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

PERCENT OF NET ASSETS

U.S. Common Stocks
Consumer Discretionary	5.09%
Consumer Staples	0.70
Energy	3.05
Financials	10.02
Health Care	0.58
Industrials	6.33
Information Technology	9.33
Materials	1.77
Utilities	0.48
Total U.S. Common Stocks	37.35
International Common Stocks
Consumer Discretionary	4.40
Consumer Staples	5.11
Energy	1.94
Financials	6.02
Health Care	3.57
Industrials	6.39
Information Technology	1.81
Materials	6.57
Telecommunication Services	1.52
Total International Common Stocks	37.33
International Preferred Stock
Consumer Discretionary	0.22
Total International Preferred Stock	0.22
Investment Company	0.00 *
Warrant	0.15
Commodity	5.77
U.S. Bonds
Consumer Discretionary	0.01
Government Issues	2.22
Total U.S. Bonds	2.23
International Notes and Bonds
Financials	0.10
Government Issues	0.90
Materials	0.03
Total International Notes and Bonds	1.03
Commercial Paper
International Commercial Paper	5.20
U.S. Commercial Paper	10.94
Total Commercial Paper	16.14
Total Investments	100.22%

* Less than 0.01%

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2015

FIRST EAGLE

Overseas Fund

Consolidated Schedule of Investments • Period Ended July 31, 2015 (unaudited)

SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 71.84%

International Common Stocks — 71.65%

Australia 0.67%
11,717,071	Newcrest Mining Limited (a)	$249,239,696	$96,522,938

Austria 0.53%
4,585,138	Wienerberger AG	65,005,780	75,685,527

Belgium 0.53%
788,508	Groupe Bruxelles Lambert SA	60,174,722	65,095,670
98,473	Sofina SA	8,428,556	11,366,358
		68,603,278	76,462,028
Bermuda 1.54%
2,503,500	Jardine Matheson Holdings Limited	109,157,843	135,839,910
5,881,403	Hiscox Limited	70,399,116	85,004,380
		179,556,959	220,844,290
Canada 4.57%
5,953,898	Potash Corporation of Saskatchewan, Inc.	216,341,405	161,826,948
5,582,054	Canadian Natural Resources Limited	159,813,245	136,238,226
8,790,814	Cenovus Energy, Inc.	233,832,613	128,170,068
6,044,482	Goldcorp, Inc.	177,301,386	80,270,721
3,081,324	Agnico-Eagle Mines Limited	105,513,980	68,183,290
805,274	Franco-Nevada Corporation	34,481,259	32,694,919
4,054,846	Barrick Gold Corporation	45,770,401	28,627,213
1,100,050	EnCana Corporation	14,298,776	8,349,379
5,043,391	Penn West Petroleum Limited	62,322,967	6,808,578
2,042,252	Kinross Gold Corporation (a)	9,169,722	3,716,899
		1,058,845,754	654,886,241
Chile 0.56%
3,787,961	Cia Cervecerias Unidas SA, ADR	81,510,878	79,925,977

Denmark 0.46%
1,927,059	ISS AS	65,007,600	66,363,762

France 11.98%
3,289,276	Danone SA	226,183,211	222,851,999
5,769,130	Bouygues SA	207,369,832	211,715,785
1,732,226	Sanofi	141,847,046	186,379,915
5,420,246	Carrefour SA	175,713,229	186,054,402
3,413,820	Cie de Saint-Gobain	147,929,988	161,835,507
2,842,344	Total SA	137,281,586	140,706,390

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2015

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 71.65% — (continued)

France 11.98% — (continued)
2,324,457	Numericable-SFR SAS (a)	$77,416,208	$126,735,558
965,050	Sodexo SA	26,355,224	89,940,291
495,179	Wendel SA	10,920,711	65,939,464
235,837	Robertet SA (b)	20,591,064	58,020,410
51,500	Robertet SA CI (c)(d)(e)	2,151,628	8,868,989
558,938	Laurent-Perrier (b)	19,851,603	51,256,808
648,834	Legrand SA	22,223,920	39,940,239
2,498,125	Rexel SA	42,352,372	39,383,908
442,830	Société Foncière Financière et de Participations	29,139,582	34,851,003
801,693	Neopost SA	41,407,216	32,229,232
896,416	Legris Industries SA (a)(b)(d)(e)(f)	23,119,325	20,418,310
364,373	Gaumont SA	21,698,753	18,507,995
146,562	BioMerieux	11,367,766	16,997,567
11,593,581	FINEL (a)(b)(d)(e)(f)(g)	9,166,547	4,329,103
100,000	Sabeton SA	1,463,143	1,546,337
		1,395,549,954	1,718,509,212
Germany 3.10%
3,127,944	HeidelbergCement AG	171,864,638	238,579,249
5,014,391	Deutsche Wohnen AG	49,690,888	123,936,338
2,985,955	Hamburger Hafen und Logistik AG	87,574,308	57,404,617
296,503	Fraport AG	8,930,449	19,469,693
49,846	Daimler AG	1,966,414	4,455,565
		320,026,697	443,845,462
Greece 0.31%
6,106,069	Jumbo SA (e)	27,598,067	44,332,628

Hong Kong 2.70%
29,054,714	Hopewell Holdings Limited	81,289,959	100,255,872
7,806,340	Guoco Group Limited	57,283,838	88,613,434
26,906,000	Hang Lung Properties Limited	83,340,539	77,223,340
20,628,203	Great Eagle Holdings Limited	70,270,632	71,844,676
11,367,000	Hysan Development Company Limited	53,344,990	48,900,255
1,353,233	Hopewell Highway Infrastructure Limited	655,914	645,868
		346,185,872	387,483,445
Ireland 1.10%
5,148,559	CRH PLC	90,816,793	153,327,597
885,720	Beazley PLC	2,889,120	4,673,783
		93,705,913	158,001,380
Israel 0.36%
7,510,515	Israel Chemicals Limited	75,169,596	51,914,030

Italy 1.03%
6,781,606	Italcementi S.p.A.	100,399,041	74,925,902
1,385,400	Recordati S.p.A.	9,200,042	34,523,207
1,197,736	Italmobiliare S.p.A. RSP	50,324,929	31,846,180

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2015

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 71.65% — (continued)

Italy 1.03% — (continued)
168,142	Italmobiliare S.p.A.	$19,250,153	$6,924,827
		179,174,165	148,220,116
Japan 21.39%
12,768,900	KDDI Corporation	138,369,614	324,592,887
4,170,700	Secom Company Limited	178,984,614	281,266,072
7,316,700	Sompo Japan Nipponkoa Holdings, Inc.	201,780,857	258,107,979
1,537,040	Fanuc Corporation	153,201,753	256,473,048
5,658,230	Hoya Corporation	118,393,362	239,596,490
432,500	Keyence Corporation	75,484,097	218,108,283
13,210,500	Astellas Pharma, Inc.	106,132,356	199,007,573
761,490	SMC Corporation	94,208,037	193,298,708
1,205,470	Shimano, Inc.	14,885,246	167,395,318
5,091,000	MS&AD Insurance Group Holdings, Inc.	102,032,393	160,491,685
5,710,850	Mitsubishi Estate Company Limited	98,270,258	126,948,737
1,001,500	Hirose Electric Company Limited	104,029,428	119,838,988
2,715,380	Daiichikosho Company Limited	33,513,866	106,809,840
1,719,030	Nissin Foods Holdings Company Limited	60,560,886	77,535,625
4,320,430	Kansai Paint Company Limited	32,212,210	70,383,251
508,106	SK Kaken Company Limited	9,470,131	53,297,115
3,206,911	T. Hasegawa Company Limited (b)	43,073,853	46,705,728
2,023,800	Chofu Seisakusho Company Limited (b)	33,120,144	44,693,917
1,299,640	As One Corporation (b)	26,525,156	42,889,641
1,742,124	Nagaileben Company Limited	16,719,913	37,601,821
2,068,330	Maezawa Kasei Industries Company Limited (b)	31,939,631	20,727,525
293,600	Nomura Research Institute Limited	5,287,869	12,058,127
96,800	Shin-Etsu Chemical Company Limited	4,437,104	5,793,082
69,200	FamilyMart Company Limited	2,700,048	3,350,143
		1,685,332,826	3,066,971,583
Mexico 2.73%
8,647,093	Grupo Televisa S.A.B., ADR	175,108,083	301,437,662
5,543,609	Fresnillo PLC	96,608,773	56,011,966
2,246,692	Industrias Peñoles S.A.B. de C.V.	1,833,690	34,237,564
		273,550,546	391,687,192
Netherlands 0.70%
560,446	HAL Trust	20,803,015	99,694,180

Norway 0.63%
11,393,841	Orkla ASA	83,103,593	90,944,847

Russia 0.27%
8,297,382	Gazprom PAO, ADR	55,920,439	38,582,826

Singapore 1.96%
25,512,113	Haw Par Corporation Limited (b)	76,875,317	164,024,373
32,779,415	ComfortDelGro Corporation Limited	24,022,250	71,921,886

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2015

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 71.65% — (continued)

Singapore 1.96% — (continued)
16,373,450	Singapore Airport Terminal Services Limited	$18,528,182	$44,876,752
		119,425,749	280,823,011
South Africa 0.46%
12,311,178	Gold Fields Limited, ADR	110,560,691	33,978,852
5,312,877	AngloGold Ashanti Limited, ADR (a)	85,033,348	32,514,807
		195,594,039	66,493,659
South Korea 3.18%
2,131,010	KT&G Corporation	125,359,815	200,325,685
2,827,651	Kia Motors Corporation	137,206,215	106,083,732
35,325	Lotte Confectionery Company Limited	12,445,892	58,776,887
186,884	Nong Shim Company Limited	43,886,371	49,589,781
872,463	Fursys, Inc. (b)	10,110,165	25,984,135
22,950	Namyang Dairy Products Company Limited	4,912,653	14,454,685
		333,921,111	455,214,905
Sweden 1.29%
3,013,030	Investor AB, Class ‘A’	59,333,861	113,581,286
1,846,088	Investor AB, Class ‘B’	40,783,748	71,239,191
		100,117,609	184,820,477
Switzerland 2.97%
2,959,119	Nestlé SA	103,484,829	224,161,762
2,413,791	Pargesa Holding SA	129,478,662	162,493,123
134,216	Rieter Holding AG	16,465,078	20,237,267
137,452	Kuehne & Nagel International AG	1,733,811	18,975,574
		251,162,380	425,867,726
Taiwan 0.28%
13,421,694	Taiwan Secom Company Limited	20,459,938	40,343,942

Thailand 1.10%
20,977,159	Bangkok Bank PCL, NVDR	85,280,780	98,800,068
107,574,685	Thai Beverage PCL	17,893,710	59,203,912
		103,174,490	158,003,980
Turkey 0.20%
3,975,853	Yazicilar Holding AS	27,631,554	28,551,649

United Kingdom 5.05%
3,116,891	Berkeley Group Holdings PLC	37,886,190	163,985,923
5,296,163	GlaxoSmithKline PLC	103,871,094	115,459,774
1,791,742	British American Tobacco PLC	95,482,446	106,354,847
2,134,502	Liberty Global PLC, Series ‘C’ (a)	83,437,645	104,889,428
250,568	Liberty Global PLC, Series ‘A’ (a)	10,292,280	13,144,797
106,725	Liberty Global PLC LiLAC, Series ‘C’ (a)	4,250,965	4,541,149
12,528	Liberty Global PLC LiLAC, Series ‘A’ (a)	431,627	535,697
1,647,580	Willis Group Holdings PLC	66,048,482	76,595,994
2,124,932	Diageo PLC	58,702,963	59,382,802
18,505,054	WM Morrison Supermarkets PLC	80,089,165	52,739,641

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2015

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 71.65% — (continued)

United Kingdom 5.05% — (continued)
2,055,388	Anglo American PLC	$51,610,549	$26,037,885
		592,103,406	723,667,937
Total International Common Stocks		8,067,480,904	10,274,664,950

U.S. Common Stock — 0.19%

Materials 0.19%
551,449	Royal Gold, Inc.	33,723,128	27,804,059
Total Common Stocks		8,101,204,032	10,302,469,009

International Preferred Stocks — 0.43%

Germany 0.38%
664,606	Hornbach Holding AG	15,728,733	54,377,843

South Korea 0.05%
27,183	Namyang Dairy Products Company Limited	387,444	6,667,112
Total International Preferred Stocks		16,116,177	61,044,955

Investment Company — 0.00%
32,684	State Street Institutional U.S. Government Money Market Fund, Institutional Class	32,684	32,684

Right — 0.00%

Germany — 0.00%
55,324	Pfleiderer Atlantik Raco RI Rights (a)(d)(e)	16,617	—

OUNCES

Commodity — 5.04%
660,208	Gold bullion (a)	668,109,596	722,986,791

PRINCIPAL

Term Loans — 0.02%

Germany 0.02%
92 EUR	Atlantik Commitment Fee Facility due 02/01/20 (a)(d)(e)	—	—
568,033 EUR	Atlantik Duration Fee Facility due 02/01/20 (a)(d)(e)	—	—
28,263 EUR	Atlantik FX Repayment Facility due 02/01/20 (a)(d)(e)	—	—
1,880,723 EUR	Atlantik Senior Debt 79.5M 6.00% due 02/01/20 (d)(e)(h)	2,553,647	2,014,694
371,719 EUR	Atlantik Senior Debt Term Facility 1A 6.00% due 02/01/20 (d)(e)(h)	504,720	398,198
364,387 EUR	Atlantik Senior Debt Term Facility 2A 6.00% due 02/01/20 (d)(e)(h)	494,765	390,343
346,348 EUR	Atlantik Senior Debt Term Facility 3A 6.00% due 02/01/20 (d)(e)(h)	470,272	371,020
219,842 EUR	Atlantik Senior Debt Term Facility 4A 6.00% due 02/01/20 (d)(e)(h)	298,502	235,502
1,952,268 EUR	Atlantik Standstill Accrued Interest Facility due 02/01/20 (a)(d)(e)	—	—

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2015

PRINCIPAL	DESCRIPTION	COST	VALUE

Term Loans — 0.02% — (continued)

Germany 0.02% — (continued)
4,000,000 EUR	Atlantik Subordinated Debt 79.5M 15.00% due 02/01/20 (d)(e)(h)	$5,431,204	$—
790,586 EUR	Atlantik Subordinated Debt Term Facility 1A 15.00% due 02/01/20 (d)(e)(h)	1,073,458	—
774,993 EUR	Atlantik Subordinated Debt Term Facility 2A 15.00% due 02/01/20 (d)(e)(h)	1,052,286	—
744,000 EUR	Atlantik Subordinated Debt Term Facility 3A 15.00% due 02/01/20 (d)(e)(h)	1,003,825	—
472,000 EUR	Atlantik Subordinated Debt Term Facility 4A 15.00% due 02/01/20 (d)(e)(h)	637,170	—
Total Term Loans		13,519,849	3,409,757

Bonds — 2.21%

U.S. Bonds — 0.23%

Government Agencies 0.23%
$19,867,000	Federal Home Loan Bank 0.086% due 08/07/15	19,866,718	19,866,980
14,047,000	Federal Home Loan Bank 0.091% due 08/21/15	14,046,298	14,046,930
Total U.S. Bonds		33,913,016	33,913,910

International Bonds — 1.98%

International Corporate Bonds — 0.71%

France 0.18%
10,000,000 EUR	Emin Leydier SA FRN 8.058% due 07/31/16 (d)(e)(f)(i)	14,240,891	10,982,506
11,504,021 EUR	FINEL 9.50% due 06/30/17 (d)(e)(f)(h)	14,365,843	12,634,298
1,950,000 EUR	Wendel SA 4.875% due 09/21/15	2,472,113	2,154,625
		31,078,847	25,771,429
South Africa 0.53%
73,500,000 USD	AngloGold Ashanti Holdings PLC 8.50% due 07/30/20	73,724,163	75,454,953
Total International Corporate Bonds		104,803,010	101,226,382

International Government Bonds — 1.27%

Mexico 0.38%
549,660,000 MXN	Mexican Bonos 4.75% due 06/14/18	37,452,117	34,208,723
330,074,000 MXN	Mexican Bonos 5.00% due 12/11/19	24,206,295	20,283,557
		61,658,412	54,492,280
Singapore 0.89%
88,530,000 SGD	Singapore Government Bond 0.50% due 04/01/18	66,927,942	63,403,962
45,219,000 SGD	Singapore Government Bond 2.375% due 04/01/17	37,432,673	33,728,756

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2015

PRINCIPAL	DESCRIPTION	COST	VALUE

International Bonds — 1.98% — (continued)

International Government Bonds 1.27% — (continued)

Singapore 0.89% — (continued)
39,964,000 SGD	Singapore Government Bond 3.25% due 09/01/20	$31,566,515	$30,791,958
		135,927,130	127,924,676
Total International Government Bonds		197,585,542	182,416,956
Total International Bonds		302,388,552	283,643,338
Total Bonds		336,301,568	317,557,248

Commercial Paper — 20.54%

International Commercial Paper — 6.91%

Canada 0.50%
23,884,000 USD	Total Capital Limited 0.13% due 08/13/15	23,882,965	23,883,094
11,613,000 USD	Total Capital Limited 0.13% due 09/08/15	11,611,406	11,611,226
35,687,000 USD	Total Capital Limited 0.13% due 09/14/15	35,681,330	35,680,532

France 2.08%
11,271,000 USD	Air Liquide SA 0.18% due 08/07/15	11,270,662	11,270,704
13,471,000 USD	Air Liquide SA 0.21% due 09/01/15	13,468,564	13,469,012
25,702,000 USD	Electricité de France SA 0.15% due 08/04/15	25,701,679	25,701,586
26,941,000 USD	Electricité de France SA 0.15% due 08/06/15	26,940,439	26,940,349
17,426,000 USD	Electricité de France SA 0.18% due 09/09/15	17,422,602	17,421,585
53,566,000 USD	Essilor International 0.13% due 09/08/15	53,558,649	53,556,077
5,395,000 USD	Essilor International 0.14% due 09/11/15	5,394,170	5,393,911
7,510,000 USD	GDF Suez SA 0.17% due 09/03/15	7,508,830	7,508,808
13,935,000 USD	GDF Suez SA 0.18% due 08/17/15	13,933,885	13,934,092
13,774,000 USD	GDF Suez SA 0.18% due 08/24/15	13,772,416	13,772,604
14,927,000 USD	GDF Suez SA 0.18% due 09/10/15	14,924,015	14,924,076
10,683,000 USD	GDF Suez SA 0.19% due 08/07/15	10,682,662	10,682,720
14,076,000 USD	GDF Suez SA 0.20% due 09/09/15	14,072,950	14,073,310
12,186,000 USD	GDF Suez SA 0.21% due 09/11/15	12,183,085	12,183,541
14,308,000 USD	GDF Suez SA 0.22% due 10/08/15	14,302,054	14,302,323

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2015

PRINCIPAL	DESCRIPTION	COST	VALUE

International Commercial Paper — 6.91% — (continued)

France 2.08% — (continued)
24,492,000 USD	Sanofi 0.11% due 09/04/15	$24,489,456	$24,490,381
19,159,000 USD	Sanofi 0.16% due 09/30/15	19,153,891	19,156,468

Germany 0.14%
20,000,000 USD	Siemens Company 0.13% due 09/21/15	19,996,317	19,995,551

Italy 0.32%
28,367,000 USD	Eni S.p.A. 0.30% due 08/03/15	28,366,527	28,366,421
17,681,000 USD	Eni S.p.A. 0.54% due 09/24/15	17,666,944	17,668,520

Japan 0.42%
22,534,000 USD	Hitachi Limited 0.35% due 08/03/15	22,533,562	22,533,559
12,851,000 USD	Honda Corporation 0.12% due 08/13/15	12,850,486	12,850,476
8,693,000 USD	Honda Corporation 0.12% due 08/21/15	8,692,420	8,692,366
11,628,000 USD	Mitsui & Company Limited 0.20% due 09/22/15	11,624,641	11,624,816
4,450,000 USD	Mitsui & Company Limited 0.20% due 09/28/15	4,448,566	4,448,585

Switzerland 2.12%
11,847,000 USD	Nestlé SA 0.09% due 08/11/15	11,846,704	11,846,320
5,308,000 USD	Nestlé SA 0.10% due 08/24/15	5,307,661	5,307,317
26,765,000 USD	Nestlé SA 0.11% due 08/12/15	26,764,100	26,763,314
11,627,000 USD	Nestlé SA 0.11% due 08/17/15	11,626,432	11,625,951
7,431,000 USD	Nestlé SA 0.11% due 08/18/15	7,430,614	7,430,290
14,960,000 USD	Nestlé SA 0.11% due 10/14/15	14,956,617	14,953,455
8,379,000 USD	Nestlé SA 0.12% due 10/26/15	8,376,598	8,374,667
10,683,000 USD	Nestlé SA 0.13% due 08/25/15	10,682,074	10,681,568
10,683,000 USD	Nestlé SA 0.13% due 08/26/15	10,682,035	10,681,503
13,935,000 USD	Nestlé SA 0.13% due 09/14/15	13,932,786	13,931,516
7,468,000 USD	Nestlé SA 0.14% due 09/18/15	7,466,606	7,465,957

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2015

PRINCIPAL	DESCRIPTION	COST	VALUE

International Commercial Paper — 6.91% — (continued)

Switzerland 2.12% — (continued)
9,385,000 USD	Roche Holdings, Inc. 0.08% due 08/12/15	$9,384,771	$9,384,672
24,806,000 USD	Roche Holdings, Inc. 0.08% due 08/14/15	24,805,283	24,804,987
13,230,000 USD	Roche Holdings, Inc. 0.08% due 08/17/15	13,229,530	13,229,325
10,432,000 USD	Roche Holdings, Inc. 0.08% due 08/18/15	10,431,606	10,431,426
11,540,000 USD	Roche Holdings, Inc. 0.08% due 09/14/15	11,538,872	11,537,908
10,834,000 USD	Roche Holdings, Inc. 0.08% due 09/15/15	10,832,917	10,831,979
7,407,000 USD	Roche Holdings, Inc. 0.09% due 08/07/15	7,406,889	7,406,849
22,229,000 USD	Roche Holdings, Inc. 0.09% due 08/11/15	22,228,444	22,228,287
10,337,000 USD	Roche Holdings, Inc. 0.09% due 08/21/15	10,336,483	10,336,307
28,165,000 USD	Roche Holdings, Inc. 0.09% due 09/11/15	28,162,113	28,160,301
9,934,000 USD	Roche Holdings, Inc. 0.09% due 10/08/15	9,932,311	9,930,630
5,814,000 USD	Roche Holdings, Inc. 0.10% due 08/03/15	5,813,968	5,813,949
10,791,000 USD	Roche Holdings, Inc. 0.10% due 08/05/15	10,790,886	10,790,843

United Kingdom 1.33%
13,471,000 USD	AstraZeneca PLC 0.10% due 08/06/15	13,470,813	13,470,764
11,025,000 USD	AstraZeneca PLC 0.10% due 08/07/15	11,024,816	11,024,775
17,771,000 USD	AstraZeneca PLC 0.10% due 08/19/15	17,770,111	17,769,949
3,485,000 USD	AstraZeneca PLC 0.10% due 08/21/15	3,484,806	3,484,766
24,651,000 USD	AstraZeneca PLC 0.10% due 09/01/15	24,648,877	24,648,020
6,277,000 USD	AstraZeneca PLC 0.10% due 09/02/15	6,276,442	6,276,212
24,397,000 USD	AstraZeneca PLC 0.10% due 09/04/15	24,394,696	24,393,727
15,466,000 USD	AstraZeneca PLC 0.11% due 09/03/15	15,464,441	15,463,984
15,466,000 USD	AstraZeneca PLC 0.11% due 09/08/15	15,464,204	15,463,638
12,568,000 USD	AstraZeneca PLC 0.11% due 09/21/15	12,566,042	12,565,204

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2015

PRINCIPAL	DESCRIPTION	COST	VALUE

International Commercial Paper — 6.91% — (continued)

United Kingdom 1.33% — (continued)
16,991,000 USD	AstraZeneca PLC 0.13% due 08/10/15	$16,990,448	$16,990,504
12,345,000 USD	AstraZeneca PLC 0.13% due 08/11/15	12,344,554	12,344,604
5,825,000 USD	AstraZeneca PLC 0.14% due 10/22/15	5,823,142	5,822,368
10,530,000 USD	Reed Elsevier, Inc. 0.32% due 08/03/15	10,529,813	10,529,794
Total International Commercial Paper		990,354,678	990,334,323

U.S. Commercial Paper — 13.63%
$4,305,000	3M Company 0.10% due 08/24/15	4,304,725	4,304,650
14,305,000	3M Company 0.10% due 08/25/15	14,304,046	14,303,768
31,893,000	Abbott Laboratories 0.11% due 08/20/15	31,891,148	31,892,025
7,762,000	Abbott Laboratories 0.12% due 08/27/15	7,761,327	7,761,639
9,279,000	Abbott Laboratories 0.12% due 09/01/15	9,278,041	9,278,456
14,330,000	Abbott Laboratories 0.13% due 08/03/15	14,329,897	14,329,970
11,773,000	Abbott Laboratories 0.14% due 10/06/15	11,769,978	11,770,896
10,466,000	Abbott Laboratories 0.14% due 10/15/15	10,462,947	10,463,282
21,969,000	Air Products 0.14% due 09/22/15	21,964,557	21,962,984
19,965,000	American Express Company 0.20% due 08/03/15	19,964,778	19,964,659
12,384,000	American Express Company 0.22% due 08/04/15	12,383,773	12,383,718
10,791,000	American Express Company 0.22% due 08/06/15	10,790,670	10,790,631
22,654,000	American Express Company 0.23% due 08/10/15	22,652,697	22,652,710
16,991,000	American Express Company 0.23% due 08/11/15	16,989,914	16,989,936
6,192,000	Anthem, Inc. 0.30% due 08/07/15	6,191,690	6,191,753
6,425,000	Anthem, Inc. 0.30% due 08/24/15	6,423,769	6,424,049
20,496,000	Apple, Inc. 0.09% due 08/05/15	20,495,795	20,495,701
15,045,000	Apple, Inc. 0.09% due 09/09/15	15,043,533	15,042,626
19,406,000	Apple, Inc. 0.09% due 09/10/15	19,404,059	19,402,862
26,492,000	Apple, Inc. 0.09% due 10/05/15	26,487,695	26,483,598
15,894,000	Apple, Inc. 0.09% due 10/13/15	15,891,099	15,887,989
15,491,000	Apple, Inc. 0.10% due 10/09/15	15,488,031	15,485,638
18,094,000	Apple, Inc. 0.11% due 08/20/15	18,092,950	18,092,864
9,934,000	Caterpillar Financial Services Company 0.10% due 10/16/15	9,931,903	9,929,177
19,386,000	Caterpillar Financial Services Company 0.11% due 08/12/15	19,385,348	19,385,283
15,389,000	Caterpillar Financial Services Company 0.12% due 08/04/15	15,388,846	15,388,827
12,851,000	Chevron Corporation 0.08% due 08/11/15	12,850,714	12,850,588
22,483,000	Chevron Corporation 0.09% due 08/13/15	22,482,326	22,482,147
16,538,000	Chevron Corporation 0.09% due 08/14/15	16,537,463	16,537,325
10,387,000	Chevron Corporation 0.09% due 08/18/15	10,386,559	10,386,429
25,567,000	Chevron Corporation 0.09% due 08/19/15	25,565,849	25,565,489
12,937,000	Chevron Corporation 0.09% due 08/28/15	12,936,127	12,935,682
7,270,000	Chevron Corporation 0.10% due 08/12/15	7,269,778	7,269,746

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2015

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 13.63% — (continued)
$9,385,000	Chevron Corporation 0.10% due 09/01/15	$9,384,192	$9,383,865
9,385,000	Chevron Corporation 0.10% due 09/02/15	9,384,166	9,383,821
11,203,000	Chevron Corporation 0.11% due 09/22/15	11,201,220	11,200,427
11,628,000	Chevron Corporation 0.11% due 09/23/15	11,626,117	11,625,262
11,168,000	Church & Dwight Company, Inc. 0.49% due 09/11/15	11,161,895	11,164,443
10,791,000	Coca-Cola Company 0.10% due 08/10/15	10,790,730	10,790,781
13,412,000	Coca-Cola Company 0.10% due 08/17/15	13,411,404	13,411,462
4,693,000	Coca-Cola Company 0.10% due 08/18/15	4,692,778	4,692,801
15,045,000	Coca-Cola Company 0.10% due 08/20/15	15,044,206	15,044,290
6,149,000	Coca-Cola Company 0.11% due 08/12/15	6,148,793	6,148,842
10,248,000	Coca-Cola Company 0.11% due 08/13/15	10,247,624	10,247,704
8,633,000	Coca-Cola Company 0.12% due 08/24/15	8,632,338	8,632,493
9,934,000	Coca-Cola Company 0.17% due 10/23/15	9,930,106	9,929,897
13,843,000	Coca-Cola Company 0.18% due 09/22/15	13,839,401	13,840,860
13,411,000	Colgate-Palmolive Company 0.07% due 09/02/15	13,410,166	13,410,176
8,642,000	ConocoPhillips 0.12% due 09/15/15	8,640,704	8,640,840
5,292,000	ConocoPhillips 0.13% due 09/17/15	5,291,102	5,291,259
8,992,000	Dominion Resources, Inc. 0.44% due 09/15/15	8,987,167	8,988,829
7,573,000	Duke Energy Corporation 0.46% due 10/02/15	7,567,131	7,569,037
11,431,000	Exxon Mobil Corporation 0.10% due 08/03/15	11,430,936	11,430,900
15,466,000	Exxon Mobil Corporation 0.10% due 08/21/15	15,465,141	15,464,963
11,203,000	Exxon Mobil Corporation 0.12% due 10/01/15	11,200,722	11,199,759
11,203,000	Exxon Mobil Corporation 0.12% due 10/09/15	11,200,423	11,199,123
7,630,000	Google, Inc. 0.08% due 08/13/15	7,629,797	7,629,862
27,265,000	Google, Inc. 0.08% due 08/18/15	27,263,970	27,264,250
3,647,000	Google, Inc. 0.09% due 08/13/15	3,646,891	3,646,934
11,074,000	Hewlett-Packard Company 0.74% due 08/06/15	11,072,877	11,073,623
29,229,000	Hewlett-Packard Company 0.79% due 08/18/15	29,218,234	29,225,785
8,296,000	Hewlett-Packard Company 0.80% due 08/20/15	8,292,541	8,294,972
13,471,000	Honeywell International, Inc. 0.11% due 08/06/15	13,470,794	13,470,767
9,812,000	Honeywell International, Inc. 0.12% due 09/03/15	9,810,921	9,810,628
11,025,000	Honeywell International, Inc. 0.12% due 09/04/15	11,023,751	11,023,414
13,443,000	John Deere Limited 0.13% due 09/18/15	13,440,670	13,440,109
11,373,000	John Deere Limited 0.14% due 08/10/15	11,372,602	11,372,656
14,810,000	Johnson & Johnson 0.07% due 08/05/15	14,809,885	14,809,938
43,582,000	Johnson & Johnson 0.08% due 08/19/15	43,580,257	43,580,735
9,934,000	Johnson & Johnson 0.08% due 09/11/15	9,933,095	9,933,154
23,202,000	Johnson & Johnson 0.08% due 09/17/15	23,199,577	23,199,680
12,873,000	Johnson & Johnson 0.08% due 09/21/15	12,871,541	12,871,605
11,203,000	Johnson & Johnson 0.08% due 09/23/15	11,201,681	11,201,740
5,175,000	Johnson & Johnson 0.09% due 08/27/15	5,174,664	5,174,759
11,613,000	Johnson & Johnson 0.09% due 09/16/15	11,611,665	11,611,863
15,045,000	Johnson & Johnson 0.10% due 09/04/15	15,043,579	15,044,005
7,584,000	Medtronic, Inc. 0.27% due 09/09/15	7,581,782	7,581,961
11,540,000	Medtronic, Inc. 0.33% due 09/17/15	11,535,028	11,536,169
10,143,000	MetLife 0.14% due 08/07/15	10,142,763	10,142,734
10,370,000	MetLife 0.15% due 08/04/15	10,369,870	10,369,844

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2015

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 13.63% — (continued)
$11,581,000	MetLife 0.15% due 08/24/15	$11,579,890	$11,579,857
7,136,000	MetLife 0.16% due 08/03/15	7,135,937	7,135,920
9,478,000	Microsoft Corporation 0.07% due 08/05/15	9,477,926	9,477,960
12,067,000	Microsoft Corporation 0.09% due 08/21/15	12,066,397	12,066,613
17,493,000	Microsoft Corporation 0.09% due 09/02/15	17,491,601	17,491,926
14,695,000	National Grid USA 0.46% due 08/18/15	14,691,877	14,693,237
13,044,000	National Grid USA 0.50% due 09/09/15	13,037,076	13,040,058
3,770,000	National Grid USA 0.53% due 09/16/15	3,767,495	3,768,632
10,387,000	National Oilwell Varco, Inc. 0.16% due 08/12/15	10,386,492	10,386,533
12,447,000	Pall Corporation 0.51% due 08/19/15	12,443,888	12,445,410
20,000,000	PepsiCo, Inc. 0.10% due 09/28/15	19,996,778	19,996,558
31,931,000	Pfizer, Inc. 0.10% due 10/05/15	31,925,235	31,925,556
14,539,000	Pfizer, Inc. 0.11% due 08/03/15	14,538,911	14,538,970
19,141,000	Pfizer, Inc. 0.11% due 10/07/15	19,137,081	19,137,421
16,753,000	Pfizer, Inc. 0.11% due 10/08/15	16,749,519	16,749,725
8,296,000	Philip Morris International, Inc. 0.10% due 08/14/15	8,295,700	8,295,564
29,055,000	Philip Morris International, Inc. 0.11% due 08/06/15	29,054,556	29,054,346
27,589,000	Philip Morris International, Inc. 0.12% due 09/21/15	27,584,310	27,581,667
11,203,000	Philip Morris International, Inc. 0.13% due 09/14/15	11,201,220	11,200,549
11,628,000	Philip Morris International, Inc. 0.13% due 09/15/15	11,626,110	11,625,385
16,251,000	Philip Morris International, Inc. 0.14% due 09/16/15	16,248,093	16,247,223
16,622,000	Philip Morris International, Inc. 0.14% due 09/18/15	16,618,897	16,617,928
11,540,000	Philip Morris International, Inc. 0.15% due 09/03/15	11,538,413	11,538,169
11,129,000	Philip Morris International, Inc. 0.15% due 09/10/15	11,127,145	11,126,820
11,662,000	Philip Morris International, Inc. 0.15% due 09/18/15	11,659,668	11,659,143
14,018,000	Praxair, Inc. 0.09% due 08/11/15	14,017,650	14,017,422
11,628,000	Praxair, Inc. 0.09% due 09/14/15	11,626,721	11,625,456
14,818,000	Qualcomm, Inc. 0.10% due 08/04/15	14,817,877	14,817,827
11,847,000	Qualcomm, Inc. 0.10% due 08/19/15	11,846,408	11,846,300
37,771,000	Qualcomm, Inc. 0.11% due 09/09/15	37,766,499	37,765,040
28,749,000	Qualcomm, Inc. 0.12% due 09/08/15	28,745,358	28,744,609
6,492,000	Qualcomm, Inc. 0.12% due 09/16/15	6,491,005	6,490,746
13,848,000	Qualcomm, Inc. 0.12% due 10/06/15	13,844,953	13,843,516
13,994,000	Qualcomm, Inc. 0.12% due 10/07/15	13,990,875	13,989,348
15,466,000	SABMiller Holdings, Inc. 0.41% due 08/10/15	15,464,453	15,464,990
20,700,000	Schlumberger Investments SA 0.15% due 09/15/15	20,696,119	20,695,345
22,149,000	Schlumberger Investments SA 0.18% due 08/17/15	22,147,228	22,147,557
17,890,000	Sysco Corporation 0.20% due 08/03/15	17,889,801	17,889,799
16,753,000	United Healthcare Company 0.38% due 09/10/15	16,746,113	16,748,383
5,147,000	United Healthcare Company 0.39% due 09/08/15	5,144,935	5,145,656
16,622,000	United Healthcare Company 0.42% due 10/01/15	16,610,452	16,614,328
61,231,000	United Healthcare Company 0.42% due 10/06/15	61,184,975	61,199,776
22,480,000	United Healthcare Company 0.42% due 10/07/15	22,462,847	22,468,280
9,934,000	United Healthcare Company 0.43% due 10/09/15	9,926,003	9,928,630
14,989,000	United Technologies Corporation 0.10% due 08/03/15	14,988,917	14,988,831
6,018,000	United Technologies Corporation 0.10% due 08/04/15	6,017,950	6,017,910
10,387,000	United Technologies Corporation 0.11% due 08/05/15	10,386,873	10,386,805

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2015

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 13.63% — (continued)
$14,114,000	United Technologies Corporation 0.12% due 08/05/15	$14,113,812	$14,113,735
35,472,000	Walt Disney Company 0.08% due 08/14/15	35,470,975	35,470,855
11,613,000	Walt Disney Company 0.09% due 08/17/15	11,612,535	11,612,534
12,937,000	Walt Disney Company 0.09% due 08/31/15	12,936,030	12,935,930
11,662,000	Walt Disney Company 0.09% due 09/21/15	11,660,513	11,660,231
29,468,000	Walt Disney Company 0.11% due 09/29/15	29,462,688	29,462,843
Total U.S. Commercial Paper		1,954,539,709	1,954,563,970
Total Commercial Paper		2,944,894,387	2,944,898,293
Total Investments — 100.08% (Cost: $12,080,194,910)			14,352,398,737
Liabilities in Excess of Other Assets — (0.08)%			(11,929,969)
Net Assets — 100.00%			$14,340,468,768

(a)	Non-income producing security/commodity.
(b)

An affiliate of the Fund as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities.

(c)	Represents non-voting class of shares.
(d)	Security is deemed illiquid. At July 31, 2015, the value of these securities amounted to $60,642,963 or 0.42% of net assets.
(e)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $104,975,591 or 0.73% of net assets.
(f)	Represents securities that are subject to legal or contractual restrictions on resale. At July 31, 2015, the value of these securities amounted to $48,364,217 or 0.34% of net assets.
(g)	Held through Financiere Bleue, LLC, wholly owned holding company and disregarded entity for U.S. tax purposes.
(h)	Payment-in-kind security.
(i)	Floating rate security. Rate shown is the rate in effect at July 31, 2015.

At July 31, 2015, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$3,295,828,380
Gross unrealized depreciation	(1,023,624,553)
Net unrealized appreciation	$2,272,203,827

Abbreviations used in this schedule include:

ADR	—	American Depositary Receipt
FRN	—	Floating Rate Note
NVDR	—	Non-Voting Depository Receipt
PCL	—	Public Company Limited
PLC	—	Public Limited Company
RSP	—	Represents Savings Shares

Currencies

EUR	—	Euro
MXN	—	Mexican Peso
SGD	—	Singapore Dollar
USD	—	United States Dollar

RESTRICTED SECURITIES	ACQUISITION DATE	COST	CARRYING VALUE PER SHARE/PRINCIPAL
Emin Leydier SA FRN 8.058% due 07/31/16	07/30/09	$14,240,891	$1.10
FINEL 9.50% due 06/30/17	06/22/05	14,365,843	1.10
FINEL	07/14/09	9,166,547	0.37
Legris Industries SA	04/30/04	23,119,325	22.78

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2015

Foreign Currency Exchange Contracts - Sales

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE DELIVERED		U.S. $ TO BE RECEIVED	U.S. $ VALUE AT JULY 31, 2015	UNREALIZED APPRECIATION AT JULY 31, 2015	UNREALIZED DEPRECIATION AT JULY 31, 2015
08/19/15	14,379,000	British Pound	$22,254,810	$22,452,533	$—	$(197,723)
09/16/15	20,155,000	British Pound	31,102,390	31,465,522	—	(363,132)
08/19/15	37,997,000	Euro	42,433,234	41,737,827	695,407	—
09/16/15	37,997,000	Euro	42,457,396	41,753,540	703,856	—
10/21/15	37,999,000	Euro	42,491,052	41,778,730	712,322	—
08/19/15	10,341,525,000	Japanese Yen	83,706,544	83,454,493	252,051	—
09/16/15	8,935,129,000	Japanese Yen	73,061,498	72,132,617	928,881	—
			$337,506,924	$334,775,262	$3,292,517	$(560,855)

Affiliated Securities

AFFILIATED SECURITIES	SHARES OCTOBER 31, 2014	GROSS ADDITIONS	GROSS REDUCTIONS	SHARES JULY 31, 2015	MARKET VALUE JULY 31, 2015	REALIZED GAIN / (LOSS)	DIVIDEND INCOME
As One Corporation	1,299,640	—	—	1,299,640	$42,889,641	$—	$353,814
Chofu Seisakusho Company Limited	2,023,800	—	—	2,023,800	44,693,917	—	477,217
FINEL	11,593,581	—	—	11,593,581	4,329,103	—	—
Fursys, Inc.	872,463	—	—	872,463	25,984,135	—	433,947
Haw Par Corporation Limited	25,512,113	—	—	25,512,113	164,024,373	—	2,672,925
Japan Wool Textile Company Limited*	6,095,200	—	6,095,200	—	—	(113,902)	743,195
Laurent-Perrier	558,938	—	—	558,938	51,256,808	—	517,024
Legris Industries SA	896,416	—	—	896,416	20,418,310	—	—
Maezawa Kasei Industries Company Limited	2,068,330	—	—	2,068,330	20,727,525	—	234,591
Robertet SA	235,837	—	—	235,837	58,020,410	—	743,750
T. Hasegawa Company Limited	3,206,911	—	—	3,206,911	46,705,728	—	363,778
Total					$479,049,950	$(113,902)	$6,540,241

* Represents an unaffiliated issuer as of July 31, 2015.

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2015

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

	PERCENT OF NET ASSETS

International Common Stocks
Consumer Discretionary	9.04%
Consumer Staples	10.74
Energy	3.20
Financials	13.05
Health Care	7.24
Industrials	13.32
Information Technology	2.67
Materials	10.13
Telecommunication Services	2.26
Total International Common Stocks	71.65
U.S. Common Stock
Materials	0.19
Total U.S. Common Stock	0.19
International Preferred Stocks
Consumer Discretionary	0.38
Consumer Staples	0.05
Total International Preferred Stocks	0.43
Investment Company	0.00	*
Right	0.00	*
Commodity	5.04
Term Loans	0.02
U.S. Bonds
Government Issues	0.23
Total U.S. Bonds	0.23
International Corporate Bonds
Financials	0.10
Materials	0.61
Total International Corporate Bonds	0.71
International Government Bonds
Government Issues	1.27
Total International Government Bonds	1.27
Commercial Paper
International Commercial Paper	6.91
U.S. Commercial Paper	13.63
Total Commercial Paper	20.54
Total Investments	100.08%

*Less than 0.01%

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2015

FIRST EAGLE

U.S. Value Fund

Consolidated Schedule of Investments • Period Ended July 31, 2015 (unaudited)

SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 76.94%

U.S. Common Stocks — 70.68%

Consumer Discretionary 9.43%
1,606,975	Comcast Corporation, Class ‘A’	$27,113,001	$100,178,822
969,326	Omnicom Group, Inc.	39,460,481	70,838,344
329,012	McDonald’s Corporation	32,291,904	32,855,138
608,654	Vista Outdoor, Inc. (a)	8,579,909	28,710,209
399,584	H&R Block, Inc.	6,735,151	13,302,152
93,196	Bed Bath & Beyond, Inc. (a)	5,684,032	6,079,175
		119,864,478	251,963,840
Consumer Staples 1.40%
323,520	Colgate-Palmolive Company	12,425,664	22,005,830
192,711	Wal-Mart Stores, Inc.	8,653,814	13,871,338
77,388	Limoneira Company	1,488,691	1,593,419
		22,568,169	37,470,587
Energy 5.84%
1,370,953	National Oilwell Varco, Inc.	90,298,576	57,758,250
572,154	Devon Energy Corporation	31,926,224	28,275,851
506,774	ConocoPhillips	18,980,494	25,511,003
693,028	FMC Technologies, Inc. (a)	26,837,027	22,703,597
966,975	San Juan Basin Royalty Trust	18,252,004	10,327,293
96,554	SEACOR Holdings, Inc. (a)	6,036,566	6,099,316
70,148	Phillips 66	5,524,795	5,576,766
		197,855,686	156,252,076
Financials 19.86%
1,854,363	Bank of New York Mellon Corporation	41,977,282	80,479,354
872,363	American Express Company	40,394,364	66,351,930
257	Berkshire Hathaway, Inc., Class ‘A’ (a)	23,401,391	54,998,000
99,187	Alleghany Corporation (a)	28,501,886	48,217,776
1,012,211	BB&T Corporation	24,622,271	40,761,737
806,325	U.S. Bancorp	19,662,248	36,453,953
605,048	Cincinnati Financial Corporation	15,072,647	33,404,700
781,083	Plum Creek Timber Company, Inc., REIT	27,951,202	32,024,403
985,225	Weyerhaeuser Company, REIT	15,302,471	30,236,555
501,283	WR Berkley Corporation	13,460,867	27,931,489
349,602	American International Group, Inc.	18,153,065	22,416,480
276,041	Visa, Inc., Class ‘A’	4,975,328	20,796,929
205,884	Mastercard, Inc., Class ‘A’	4,409,784	20,053,102

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2015

SHARES	DESCRIPTION	COST	VALUE

U.S. Common Stocks — 70.68% — (continued)

Financials 19.86% — (continued)
499,780	Brown & Brown, Inc.	$15,564,469	$16,717,641
		293,449,275	530,844,049
Health Care 1.11%
130,193	Anthem, Inc.	4,862,745	20,084,874
95,424	Johnson & Johnson	5,506,024	9,562,439
		10,368,769	29,647,313
Industrials 11.63%
395,129	3M Company	27,067,549	59,798,823
649,858	Cintas Corporation	15,886,063	55,562,859
278,283	Northrop Grumman Corporation	15,629,889	48,145,742
200,002	Lockheed Martin Corporation	14,050,714	41,420,414
257,477	Deere & Company	21,349,743	24,349,600
318,713	Orbital ATK, Inc.	8,244,264	22,612,687
396,647	Flowserve Corporation	21,499,096	18,638,443
795,854	NOW, Inc. (a)	23,298,601	13,847,860
408,396	Timken Company	16,875,735	13,632,258
56,072	WW Grainger, Inc.	13,071,845	12,824,227
		176,973,499	310,832,913
Information Technology 18.05%
2,212,741	Microsoft Corporation	54,469,205	103,335,005
2,510,941	Oracle Corporation	73,207,367	100,286,984
1,972,051	Intel Corporation	36,797,378	57,090,876
1,212,611	Teradata Corporation (a)	51,034,295	44,999,994
1,191,749	Comtech Telecommunications Corporation (b)	39,015,758	34,334,289
822,270	Linear Technology Corporation	20,402,385	33,713,070
46,159	Google, Inc., Class ‘A’ (a)	18,541,148	30,349,542
23,938	Google, Inc., Class ‘C’ (a)	6,007,692	14,975,852
613,209	Xilinx, Inc.	24,834,448	25,601,476
341,555	Altera Corporation	11,690,166	16,961,621
179,148	Automatic Data Processing, Inc.	5,605,418	14,290,636
174,115	CommVault Systems, Inc. (a)	8,326,654	6,524,089
		349,931,914	482,463,434
Materials 2.95%
396,624	Scotts Miracle-Gro Company, Class ‘A’	16,799,688	23,952,123
236,436	Vulcan Materials Company	9,053,384	21,520,405
133,458	Martin Marietta Materials, Inc.	10,749,986	20,928,884
98,037	Deltic Timber Corporation	4,636,656	6,362,601
121,921	Royal Gold, Inc.	7,844,609	6,147,257
		49,084,323	78,911,270
Utilities 0.41%
174,772	IDACorp, Inc.	5,363,184	10,855,089

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2015

SHARES	DESCRIPTION	COST	VALUE

U.S. Common Stocks — 70.68% — (continued)

Utilities 0.41% — (continued)
3,500	UGI Corporation	$122,038	$127,890
		5,485,222	10,982,979
Total U.S. Common Stocks		1,225,581,335	1,889,368,461

International Common Stocks — 6.26%

Australia 0.75%
2,447,990	Newcrest Mining Limited (a)	53,797,009	20,166,063

Canada 4.11%
1,458,450	Potash Corporation of Saskatchewan, Inc.	52,791,517	39,640,671
1,067,112	Canadian Natural Resources Limited	30,387,240	26,044,435
1,066,039	Goldcorp, Inc.	33,397,071	14,156,998
535,544	Agnico-Eagle Mines Limited	21,339,034	11,850,475
1,496,072	Barrick Gold Corporation	22,715,191	10,562,268
151,205	Franco-Nevada Corporation	6,484,004	6,139,072
1,116,379	Penn West Petroleum Limited	13,127,203	1,507,112
		180,241,260	109,901,031
Mexico 0.44%
1,152,748	Fresnillo PLC	24,924,295	11,647,229

South Africa 0.18%
1,730,637	Gold Fields Limited, ADR	20,934,499	4,776,558

United Kingdom 0.78%
449,269	Willis Group Holdings PLC	11,743,695	20,886,516
Total International Common Stocks		291,640,758	167,377,397
Total Common Stocks		1,517,222,093	2,056,745,858

Investment Company — 0.00%
8,392	State Street Institutional U.S. Government Money Market Fund, Institutional Class	8,392	8,392

Warrant — 0.42%

United States 0.42%
424,833	JPMorgan Chase & Company Warrant expire 10/28/18 (a)	4,564,328	11,122,128

OUNCES

Commodity — 6.16%
150,494	Gold bullion (a)	193,619,167	164,804,607

PRINCIPAL

Bonds — 0.26%

U.S. Corporate Bonds — 0.26%
$600,000	Bausch & Lomb, Inc. 7.125% due 08/01/28 (c)	527,456	610,811
6,542,000	Citgo Petroleum Corporation 6.25% due 08/15/22 (d)	6,550,904	6,443,870
Total U.S. Corporate Bonds		7,078,360	7,054,681

U.S. Treasury Bills — 5.24%
40,000,000	U.S. Treasury Bill 0.001% due 09/24/15	39,999,940	39,997,240
40,000,000	U.S. Treasury Bill 0.01% due 10/15/15	39,999,167	39,996,360
30,000,000	U.S. Treasury Bill 0.02% due 08/13/15	29,999,850	29,999,760

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2015

SHARES	DESCRIPTION	COST	VALUE

30,000,000	U.S. Treasury Bill 0.02% due 08/20/15	$29,999,762	$29,999,430
Total U.S. Treasury Bills		139,998,719	139,992,790

Commercial Paper — 11.15%

International Commercial Paper — 1.70%

France 0.50%
1,667,000 USD	Air Liquide SA 0.18% due 08/07/15	1,666,950	1,666,956
2,433,000 USD	Air Liquide SA 0.21% due 09/01/15	2,432,560	2,432,641
4,866,000 USD	Electricité de France SA 0.15% due 08/06/15	4,865,898	4,865,882
1,176,000 USD	Essilor International 0.13% due 09/08/15	1,175,839	1,175,782
3,158,000 USD	GDF Suez SA 0.21% due 09/11/15	3,157,245	3,157,363

Italy 0.08%
2,011,000 USD	Eni S.p.A. 0.30% due 08/03/15	2,010,967	2,010,959

Japan 0.06%
1,598,000 USD	Hitachi Limited 0.35% due 08/03/15	1,597,969	1,597,969

Switzerland 0.66%
4,499,000 USD	Nestlé SA 0.09% due 08/11/15	4,498,887	4,498,742
2,990,000 USD	Roche Holdings, Inc. 0.08% due 09/14/15	2,989,708	2,989,458
2,845,000 USD	Roche Holdings, Inc. 0.09% due 08/21/15	2,844,858	2,844,809
7,370,000 USD	Roche Holdings, Inc. 0.09% due 10/08/15	7,368,747	7,367,500

United Kingdom 0.40%
2,433,000 USD	AstraZeneca PLC 0.10% due 08/06/15	2,432,966	2,432,958
6,748,000 USD	AstraZeneca PLC 0.10% due 08/19/15	6,747,662	6,747,601
816,000 USD	AstraZeneca PLC 0.14% due 10/22/15	815,740	815,631
746,000 USD	Reed Elsevier, Inc. 0.32% due 08/03/15	745,987	745,985
Total International Commercial Paper		45,351,983	45,350,236

U.S. Commercial Paper — 9.45%
$6,313,000	3M Company 0.10% due 08/24/15	6,312,597	6,312,486
6,313,000	3M Company 0.10% due 08/25/15	6,312,579	6,312,456
4,136,000	Abbott Laboratories 0.11% due 08/20/15	4,135,760	4,135,874
2,136,000	Abbott Laboratories 0.12% due 08/27/15	2,135,815	2,135,901
11,071,000	Abbott Laboratories 0.14% due 09/21/15	11,068,804	11,069,801
13,383,000	Apple, Inc. 0.09% due 08/05/15	13,382,866	13,382,805

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2015

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 9.45% — (continued)
$5,341,000	Apple, Inc. 0.09% due 09/10/15	$5,340,466	$5,340,136
11,793,000	Apple, Inc. 0.09% due 10/13/15	11,790,848	11,788,540
7,370,000	Caterpillar Financial Services Company 0.10% due 10/16/15	7,368,444	7,366,422
8,884,000	Caterpillar Financial Services Company 0.11% due 08/12/15	8,883,701	8,883,671
3,561,000	Chevron Corporation 0.09% due 08/28/15	3,560,760	3,560,637
2,465,000	Chevron Corporation 0.10% due 08/12/15	2,464,925	2,464,914
1,568,000	Chevron Corporation 0.11% due 09/22/15	1,567,751	1,567,640
4,015,000	Coca-Cola Company 0.11% due 08/12/15	4,014,865	4,014,897
6,691,000	Coca-Cola Company 0.11% due 08/13/15	6,690,755	6,690,807
7,370,000	Coca-Cola Company 0.17% due 10/23/15	7,367,111	7,366,956
3,475,000	ConocoPhillips 0.12% due 09/15/15	3,474,479	3,474,534
1,060,000	Duke Energy Corporation 0.46% due 10/02/15	1,059,178	1,059,445
1,691,000	Exxon Mobil Corporation 0.10% due 08/03/15	1,690,991	1,690,985
1,568,000	Exxon Mobil Corporation 0.12% due 10/01/15	1,567,681	1,567,546
1,568,000	Exxon Mobil Corporation 0.12% due 10/09/15	1,567,639	1,567,457
2,897,000	Google, Inc. 0.08% due 08/13/15	2,896,923	2,896,948
2,433,000	Honeywell International, Inc. 0.11% due 08/06/15	2,432,963	2,432,958
1,882,000	John Deere Limited 0.13% due 09/18/15	1,881,674	1,881,595
4,319,000	John Deere Limited 0.14% due 08/10/15	4,318,849	4,318,869
7,370,000	Johnson & Johnson 0.08% due 09/11/15	7,369,328	7,369,372
7,677,000	Johnson & Johnson 0.08% due 09/17/15	7,676,198	7,676,232
1,568,000	Johnson & Johnson 0.08% due 09/23/15	1,567,815	1,567,824
1,424,000	Johnson & Johnson 0.09% due 08/27/15	1,423,907	1,423,934
2,990,000	Medtronic, Inc. 0.33% due 09/17/15	2,988,712	2,989,007
3,599,000	Microsoft Corporation 0.07% due 08/05/15	3,598,972	3,598,985
7,031,000	Microsoft Corporation 0.09% due 09/02/15	7,030,437	7,030,568
3,450,000	National Grid USA 0.50% due 09/09/15	3,448,169	3,448,957
4,931,000	Pfizer, Inc. 0.11% due 08/03/15	4,930,970	4,930,990
1,568,000	Philip Morris International, Inc. 0.13% due 09/14/15	1,567,751	1,567,657
2,990,000	Philip Morris International, Inc. 0.15% due 09/03/15	2,989,589	2,989,525
6,823,000	Philip Morris International, Inc. 0.15% due 09/10/15	6,821,863	6,821,663
2,676,000	Qualcomm, Inc. 0.10% due 08/04/15	2,675,978	2,675,969
4,499,000	Qualcomm, Inc. 0.10% due 08/19/15	4,498,775	4,498,734
3,589,000	Qualcomm, Inc. 0.12% due 10/06/15	3,588,210	3,587,838
5,625,000	Qualcomm, Inc. 0.12% due 10/07/15	5,623,744	5,623,130
5,697,000	Schlumberger Investments SA 0.15% due 09/15/15	5,695,932	5,695,719
1,268,000	Sysco Corporation 0.20% due 08/03/15	1,267,986	1,267,986
1,334,000	United Healthcare Company 0.39% due 09/08/15	1,333,465	1,333,652
3,561,000	Walt Disney Company 0.09% due 08/31/15	3,560,733	3,560,706
4,687,000	Walt Disney Company 0.09% due 09/21/15	4,686,402	4,686,289
45,138,000	Walt Disney Company 0.11% due 09/25/15	45,130,414	45,130,628
Total U.S. Commercial Paper		252,763,774	252,759,645
Total Commercial Paper		298,115,757	298,109,881
Total Investments — 100.17% (Cost: $2,160,606,816)			2,677,838,337
Liabilities in Excess of Other Assets — (0.17)%			(4,524,733)
Net Assets — 100.00%			$2,673,313,604

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2015

(a)         Non-income producing security/commodity.

(b)         An affiliate of the Fund as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities.

(c)          Security is deemed illiquid. At July 31, 2015, the value of these securities amounted to $610,811 or 0.02% of net assets.

(d)         All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

At July 31, 2015, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$757,841,733
Gross unrealized depreciation	(240,610,212)
Net unrealized appreciation	$517,231,521

Abbreviations used in this schedule include:

ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

Currency

USD	— United States Dollar

Affiliated Securities

AFFILIATED SECURITIES	SHARES OCTOBER 31, 2014	GROSS ADDITIONS	GROSS REDUCTIONS	SHARES JULY 31, 2015	MARKET VALUE JULY 31, 2015	REALIZED GAIN / (LOSS)	DIVIDEND INCOME
Comtech Telecommunications Corporation	1,191,749	—	—	1,191,749	$34,334,289	$—	$1,072,574
Rofin-Sinar Technologies, Inc.*	1,667,965	—	1,667,965	—	—	6,322,605	—
Total					$34,334,289	$6,322,605	$1,072,574

* Represents an unaffiliated issuer as of July 31, 2015.

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2015

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

PERCENT OF NET ASSETS

U.S. Common Stocks
Consumer Discretionary	9.43%
Consumer Staples	1.40
Energy	5.84
Financials	19.86
Health Care	1.11
Industrials	11.63
Information Technology	18.05
Materials	2.95
Utilities	0.41
Total U.S. Common Stocks	70.68
International Common Stocks
Energy	1.03
Financials	0.78
Materials	4.45
Total International Common Stocks	6.26
Investment Company	0.00 *
Warrant	0.42
Commodity	6.16
U.S. Corporate Bonds
Consumer Discretionary	0.02
Energy	0.24
Total U.S. Corporate Bonds	0.26
U.S. Treasury Bills	5.24
Commercial Paper
International Commercial Paper	1.70
U.S. Commercial Paper	9.45
Total Commercial Paper	11.15
Total Investments	100.17%

*Less than 0.01%

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2015

FIRST EAGLE

Gold Fund

Consolidated Schedule of Investments • Period Ended July 31, 2015 (unaudited)

SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 67.54%

International Common Stocks — 55.30%

Africa 5.68%
767,177	Randgold Resources Limited, ADR	$12,710,592	$46,314,476

Australia 4.82%
4,688,004	Newcrest Mining Limited (a)	113,771,023	38,618,859
6,800,000	St. Augustine Gold and Copper Limited (a)(b)	6,754,606	649,922
		120,525,629	39,268,781
Canada 31.23%
3,272,945	Goldcorp, Inc.	97,198,480	43,464,710
1,023,721	Franco-Nevada Corporation	19,137,722	41,564,082
1,615,954	Agnico-Eagle Mines Limited	55,344,838	35,757,701
4,399,974	Barrick Gold Corporation	97,870,558	31,063,816
6,443,257	Eldorado Gold Corporation	64,771,164	22,169,711
6,359,731	New Gold, Inc. (a)	15,482,255	14,053,311
7,904,996	IAMGOLD Corporation (a)	20,994,354	12,028,093
1,017,222	Osisko Gold Royalties Limited	14,078,383	11,238,948
6,001,889	Kinross Gold Corporation (a)	50,376,888	10,923,438
1,354,200	MAG Silver Corporation (a)	8,710,907	9,639,945
911,221	Detour Gold Corporation (a)	11,396,617	8,841,530
5,142,300	B2Gold Corporation (a)	7,723,890	5,583,259
3,516,770	Dundee Precious Metals, Inc. (a)	6,863,204	5,485,500
1,071,100	Primero Mining Corporation (a)	6,046,087	2,776,334
		475,995,347	254,590,378
Mexico 8.07%
4,563,583	Fresnillo PLC	21,380,685	46,109,900
1,289,602	Industrias Peñoles S.A.B. de C.V.	2,490,226	19,652,374
		23,870,911	65,762,274
South Africa 5.50%
9,368,320	Gold Fields Limited, ADR	66,399,680	25,856,563
3,100,849	AngloGold Ashanti Limited, ADR (a)	86,438,026	18,977,196
		152,837,706	44,833,759
Total International Common Stocks		785,940,185	450,769,668

U.S. Common Stocks — 12.24%

Materials 12.24%
920,991	Royal Gold, Inc.	18,434,118	46,436,366
1,658,306	Newmont Mining Corporation	57,686,306	28,473,114
3,050,636	Tahoe Resources, Inc. (b)	41,475,892	24,818,417
Total U.S. Common Stocks		117,596,316	99,727,897
Total Common Stocks		903,536,501	550,497,565

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2015

SHARES	DESCRIPTION	COST	VALUE

Investment Company — 0.01%
75,438	State Street Institutional U.S. Government Money Market Fund, Institutional Class	$75,438	$75,438

OUNCES

Commodities — 20.81%
126,395	Gold bullion (a)	171,890,919	138,414,243
2,120,368	Silver bullion (a)	40,781,806	31,236,414
Total Commodities		212,672,725	169,650,657

PRINCIPAL

International Convertible Bond — 3.60%

Canada 3.60%
30,000,000 USD	Detour Gold Corporation 5.50% due 11/30/17 (c)(d)(e)	30,000,000	29,343,750

Commercial Paper — 5.09%

International Commercial Paper — 3.94%

Italy 1.82%
14,829,000 USD	Eni S.p.A. 0.30% due 08/03/15	14,828,753	14,828,697

Japan 1.44%
11,780,000 USD	Hitachi Limited 0.35% due 08/03/15	11,779,771	11,779,770

United Kingdom 0.68%
5,505,000 USD	Reed Elsevier, Inc. 0.32% due 08/03/15	5,504,902	5,504,892
Total International Commercial Paper		32,113,426	32,113,359

U.S. Commercial Paper — 1.15%
$9,353,000	Sysco Corporation 0.20% due 08/03/15	9,352,896	9,352,895
Total Commercial Paper		41,466,322	41,466,254
Total Investments — 97.05%% (Cost: $1,187,750,986)			791,033,664
Other Assets in Excess of Liabilities — 2.95%			24,052,884
Net Assets — 100.00%			$815,086,548

(a)         Non-income producing security/commodity.

(b)         Represents a security registered under Regulation D. Regulation D provides exemptions for small companies to offer and sell their securities without having to register the securities under the Securities Act of 1933.

(c)          Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $29,343,750 or 3.60% of net assets.

(d)         Security is deemed illiquid. At July 31, 2015, the value of these securities amounted to $29,343,750 or 3.60% of net assets.

(e)          This security is convertible until November 30, 2017.

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2015

At July 31, 2015, cost is substantially identical for both book and federal income tax purposes. Net unrealized depreciation consisted of:

Gross unrealized appreciation	$126,852,893
Gross unrealized depreciation	(523,570,215)
Net unrealized depreciation	$(396,717,322)

Abbreviations used in this schedule include:

ADR	— American Depositary Receipt
PLC	— Public Limited Company

Currency

USD	— United States Dollar

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

PERCENT OF NET ASSETS

International Common Stocks
Materials	55.30%
Total International Common Stocks	55.30
U.S. Common Stocks
Materials	12.24
Total U.S. Common Stocks	12.24
Investment Company	0.01
Commodities	20.81
International Convertible Bond
Materials	3.60
Total International Convertible Bond	3.60
Commercial Paper
International Commercial Paper	3.94
U.S. Commercial Paper	1.15
Total Commercial Paper	5.09
Total Investments	97.05%

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2015

FIRST EAGLE

Global Income Builder Fund

Schedule of Investments • Period Ended July 31, 2015 (unaudited)

SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 52.46%

International Common Stocks — 38.35%

Austria 0.98%
108,802	Mayr Melnhof Karton AG	$12,299,187	$12,606,391

Belgium 0.64%
100,327	Groupe Bruxelles Lambert SA	8,638,231	8,282,545

Bermuda 1.69%
259,700	Jardine Matheson Holdings Limited	14,627,011	14,091,322
537,434	Hiscox Limited	6,659,513	7,767,576
		21,286,524	21,858,898
Brazil 0.20%
4,245,517	Brasil Brokers Participacoes SA	5,221,651	2,579,090

Canada 3.43%
1,152,176	TransAlta Renewables, Inc.	12,028,927	11,012,119
348,482	Potash Corporation of Saskatchewan, Inc.	11,814,061	9,471,741
703,505	Goldcorp, Inc.	16,611,038	9,342,546
398,809	Cenovus Energy, Inc.	11,310,452	5,814,635
256,652	Agnico-Eagle Mines Limited	7,047,477	5,679,175
51,327	Franco-Nevada Corporation	2,031,964	2,083,927
695,029	Penn West Petroleum Limited	6,386,432	938,289
		67,230,351	44,342,432
Chile 0.57%
331,374	Cia Cervecerias Unidas SA, ADR	7,076,319	6,991,992
200,388	Quinenco SA	413,623	395,307
		7,489,942	7,387,299
Denmark 0.60%
223,520	ISS AS	7,458,533	7,697,547

France 7.02%
489,378	Bouygues SA	15,371,767	17,959,215
152,429	Sanofi	14,870,336	16,400,691
188,001	Danone SA	12,850,479	12,737,271
209,182	Total SA	11,774,577	10,355,272
205,882	Cie de Saint-Gobain	10,141,898	9,760,040
269,264	Carrefour SA	8,593,170	9,242,708
115,658	Neopost SA	7,812,283	4,649,621
223,137	Rexel SA	3,784,893	3,517,841
39,029	Thermador Groupe	3,288,696	3,462,952

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2015

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 38.35% — (continued)

France 7.02% — (continued)
43,918	Legrand SA	$2,160,460	$2,703,458
		90,648,559	90,789,069
Germany 1.55%
177,786	HeidelbergCement AG	13,489,588	13,560,361
197,473	Hamburger Hafen und Logistik AG	4,717,771	3,796,394
120,109	SMT Scharf AG (a)	3,295,904	2,090,770
6,008	Daimler AG	467,459	537,035
		21,970,722	19,984,560
Hong Kong 4.02%
11,816,300	Mandarin Oriental International Limited	20,375,682	18,728,836
3,395,820	Hopewell Holdings Limited	11,786,990	11,717,579
2,407,000	Hang Lung Properties Limited	7,445,543	6,908,369
1,428,000	Hysan Development Company Limited	6,653,595	6,143,183
1,673,324	Great Eagle Holdings Limited	5,880,628	5,827,915
3,954,292	Hopewell Highway Infrastructure Limited	1,911,216	1,887,295
67,700	Guoco Group Limited	589,955	768,495
		54,643,609	51,981,672
Ireland 0.70%
243,068	CRH PLC	5,972,506	7,238,731
334,162	Beazley PLC	1,310,719	1,763,312
		7,283,225	9,002,043
Israel 0.17%
318,065	Israel Chemicals Limited	3,160,135	2,198,523

Italy 0.59%
213,593	Eni S.p.A	4,141,174	3,743,875
261,853	Italcementi S.p.A.	968,200	2,893,057
41,871	Recordati S.p.A.	355,865	1,043,396
		5,465,239	7,680,328
Japan 3.27%
319,300	Hoya Corporation	8,869,257	13,520,687
443,900	KDDI Corporation	8,841,328	11,284,197
632,400	Astellas Pharma, Inc.	6,795,462	9,526,694
193,500	Sompo Japan Nipponkoa Holdings, Inc.	4,528,326	6,826,014
22,200	FamilyMart Company Limited	871,337	1,074,757
		29,905,710	42,232,349
Mexico 0.21%
270,387	Fresnillo PLC	4,330,288	2,731,958

Netherlands 1.65%
346,853	Sligro Food Group NV	12,977,618	13,332,603
45,303	HAL Trust	5,857,372	8,058,663
		18,834,990	21,391,266

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2015

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 38.35% — (continued)

New Zealand 0.18%
581,959	SKY Network Television, Limited	$2,626,296	$2,351,005

Norway 0.65%
1,056,341	Orkla ASA	8,431,052	8,431,640

Romania 0.13%
200,000	Societatea Nationala de Gaze Naturale ROMGAZ SA, GDR (b)(c)(d)	1,850,000	1,710,000

Russia 0.25%
687,492	Gazprom PAO, ADR	5,077,143	3,196,838

Singapore 2.41%
20,609,398	Asian Pay Television Trust	13,390,591	12,544,263
11,509,100	Frasers Commercial Trust, REIT	11,784,347	12,206,685
7,140,700	Overseas Education Limited	4,719,455	4,164,129
828,000	Singapore Airport Terminal Services Limited	1,962,072	2,269,402
		31,856,465	31,184,479
South Korea 0.69%
94,298	KT&G Corporation	7,377,513	8,864,488

Sweden 0.62%
210,953	Investor AB, Class ‘A’	6,088,519	7,952,232

Switzerland 1.97%
271,196	Nestlé SA	19,195,787	20,543,876
12,214	APG SGA SA	3,645,125	4,980,147
		22,840,912	25,524,023
Thailand 0.39%
862,000	Bangkok Bank PCL, NVDR	4,856,080	4,059,923
1,762,000	Thai Beverage PCL	512,015	969,720
		5,368,095	5,029,643
United Kingdom 3.77%
811,429	GlaxoSmithKline PLC	19,680,383	17,689,676
208,000	British American Tobacco PLC	11,530,701	12,346,536
2,208,461	WM Morrison Supermarkets PLC	8,738,740	6,294,142
1,230,305	Mitie Group PLC	5,426,874	6,186,608
782,467	esure Group PLC	2,527,920	3,299,239
102,297	Diageo PLC	2,812,469	2,858,766
		50,717,087	48,674,967
Total International Common Stocks		508,099,978	495,665,285

U.S. Common Stocks — 14.11%

Consumer Discretionary 1.45%
108,248	McDonald’s Corporation	10,287,903	10,809,645
63,332	Omnicom Group, Inc.	4,857,792	4,628,303
100,083	H&R Block, Inc.	2,262,066	3,331,763
		17,407,761	18,769,711

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2015

SHARES	DESCRIPTION	COST	VALUE

U.S. Common Stocks — 14.11% — (continued)

Consumer Staples 0.81%
93,798	Wal-Mart Stores, Inc.	$7,054,864	$6,751,580
55,190	Colgate-Palmolive Company	3,193,019	3,754,024
		10,247,883	10,505,604
Energy 1.58%
185,742	ConocoPhillips	11,959,902	9,350,252
123,905	National Oilwell Varco, Inc.	8,080,734	5,220,118
356,080	San Juan Basin Royalty Trust	6,002,453	3,802,934
25,373	Phillips 66	1,996,685	2,017,154
		28,039,774	20,390,458
Financials 2.42%
389,048	Plum Creek Timber Company, Inc., REIT	16,764,665	15,950,968
216,982	Weyerhaeuser Company, REIT	6,201,265	6,659,177
141,299	BB&T Corporation	5,038,849	5,690,111
54,038	Cincinnati Financial Corporation	2,380,622	2,983,438
		30,385,401	31,283,694
Industrials 2.42%
78,985	Deere & Company	6,476,128	7,469,611
34,551	Lockheed Martin Corporation	4,597,021	7,155,512
34,389	Northrop Grumman Corporation	3,986,692	5,949,641
31,030	3M Company	3,657,515	4,696,080
13,726	WW Grainger, Inc.	3,190,680	3,139,274
84,967	Timken Company	3,441,378	2,836,198
		25,349,414	31,246,316
Information Technology 5.24%
468,562	Microsoft Corporation	16,163,779	21,881,845
410,673	Comtech Telecommunications Corporation	13,924,189	11,831,489
280,845	Xilinx, Inc.	11,645,769	11,725,279
295,327	Intel Corporation	7,502,498	8,549,717
169,026	Oracle Corporation	7,350,780	6,750,899
95,943	Linear Technology Corporation	3,539,239	3,933,663
37,881	Automatic Data Processing, Inc.	2,180,639	3,021,767
		62,306,893	67,694,659
Materials 0.19%
49,320	Royal Gold, Inc.	3,017,090	2,486,714

Utilities 0.00%
900	UGI Corporation	31,381	32,886
Total U.S. Common Stocks		176,785,597	182,410,042
Total Common Stocks		684,885,575	678,075,327

U.S. Preferred Stocks — 0.10%

Financials 0.10%
46,496	MetLife, Inc., Series ‘A’	1,127,453	1,154,031
3,494	General American Investors Company, Inc., Series B	91,183	91,088
Total U.S. Preferred Stocks		$1,218,636	$1,245,119

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2015

SHARES	DESCRIPTION	COST	VALUE

Closed-End Fund — 0.14%

Singapore 0.14%
30,818,200	Macquarie International Infrastructure Fund Limited	3,229,698	1,819,641

OUNCES

Commodity — 1.10%
13,042	Gold bullion (a)	16,990,468	14,282,488

PRINCIPAL

Bonds — 31.74%

U.S. Corporate Bonds — 20.97%
$17,100,000	ACCO Brands Corporation 6.75% due 04/30/20	17,621,116	18,211,500
8,668,000	Aerojet Rocketdyne Holdings, Inc. 7.125% due 03/15/21	9,052,425	9,274,760
5,751,000	American Achievement Corporation 10.875% due 04/15/16 (b)	5,629,561	5,664,735
1,881,000	American Axle & Manufacturing, Inc. 6.25% due 03/15/21	1,926,956	1,953,889
2,522,000	American Axle & Manufacturing, Inc. 6.625% due 10/15/22	2,560,012	2,648,100
2,722,000	Basic Energy Services, Inc. 7.75% due 02/15/19	1,992,351	2,048,305
17,487,000	Bi-Lo LLC 9.25% due 02/15/19 (b)	17,571,061	17,836,740
4,400,000	CCO Holdings LLC 7.375% due 06/01/20	4,612,362	4,664,911
6,624,000	CenturyLink, Inc. Series ‘W’ 6.75% due 12/01/23	6,723,455	6,665,400
10,027,000	Citgo Petroleum Corporation 6.25% due 08/15/22 (b)	9,980,943	9,876,595
7,422,000	Cloud Peak Energy Resources LLC 6.375% due 03/15/24	6,744,494	4,564,530
5,950,000	Cloud Peak Energy Resources LLC 8.50% due 12/15/19	5,479,407	4,343,500
2,727,000	Crestwood Midstream Partners L.P. 6.00% due 12/15/20	2,708,657	2,761,087
7,634,000	Crestwood Midstream Partners L.P. 6.125% due 03/01/22	7,760,416	7,576,745
2,190,000	DCP Midstream LLC 4.75% due 09/30/21 (b)	2,078,535	2,082,473
5,539,000	DCP Midstream LLC 5.35% due 03/15/20 (b)	5,438,054	5,474,255
2,040,000	Dollar Tree, Inc. 5.75% due 03/01/23 (b)	2,140,731	2,162,400
14,222,000	Drill Rigs Holdings, Inc. 6.50% due 10/01/17 (b)	14,269,198	11,448,710
1,200,000	EP Energy LLC 7.75% due 09/01/22	1,212,627	1,203,000
7,847,000	EP Energy LLC 9.375% due 05/01/20	8,498,093	8,141,262
1,000,000	Frontier Communications Corporation 6.25% due 09/15/21	1,000,000	927,500
13,569,000	Frontier Communications Corporation 8.50% due 04/15/20	14,992,225	14,077,837
11,573,000	GameStop Corporation 5.50% due 10/01/19 (b)	11,637,122	12,079,319
7,933,000	Harland Clarke Holdings Corporation 6.875% due 03/01/20 (b)	8,038,634	7,675,177
2,626,000	Huntington Ingalls Industries, Inc. 5.00% due 12/15/21 (b)	2,647,049	2,708,062
10,530,000	KLX, Inc. 5.875% due 12/01/22 (b)	10,476,669	10,635,300
9,096,000	Landry’s, Inc. 9.375% due 05/01/20 (b)	9,638,014	9,800,940
5,000,000	Outerwall, Inc. 5.875% due 06/15/21	5,000,000	4,787,500
6,475,000	Outerwall, Inc. 6.00% due 03/15/19	6,533,075	6,572,125
7,165,000	Parker Drilling Company 6.75% due 07/15/22	6,110,698	5,946,950
6,200,000	PHH Corporation 6.375% due 08/15/21	6,267,568	6,045,000
1,850,000	PHH Corporation 7.375% due 09/01/19	1,893,540	1,956,375
1,899,000	Plantronics, Inc. 5.50% due 05/31/23 (b)	1,905,184	1,932,233
3,500,000	Post Holdings, Inc. 6.75% due 12/01/21 (b)	3,601,290	3,535,000
8,563,000	Post Holdings, Inc. 7.375% due 02/15/22	8,921,081	8,787,779

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2015

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Corporate Bonds 20.97% — (continued)

$1,009,000	Quintiles Transnational Corporation 4.875% due 05/15/23 (b)	$1,009,000	$1,026,022
2,661,000	Rentech Nitrogen Partners L.P. 6.50% due 04/15/21 (b)	2,634,985	2,614,432
3,159,000	Roundy’s Supermarkets, Inc. 10.25% due 12/15/20 (b)	3,122,629	2,669,355
1,520,000	Spectrum Brands, Inc. 5.75% due 07/15/25 (b)	1,520,000	1,572,896
1,500,000	Sprint Communications, Inc. 6.00% due 11/15/22	1,472,643	1,321,500
14,236,000	Sprint Corporation 7.25% due 09/15/21	14,536,303	13,648,765
4,616,000	Taylor Morrison Communities, Inc. 5.875% due 04/15/23 (b)	4,632,159	4,644,850
6,321,000	Toys R Us Property Company II LLC 8.50% due 12/01/17	6,319,924	6,321,000
3,000,000	Vulcan Materials Company 4.50% due 04/01/25	3,000,000	3,000,000
2,039,000	WPX Energy, Inc. 7.50% due 08/01/20	2,039,000	2,074,683
2,038,000	WPX Energy, Inc. 8.25% due 08/01/23	2,038,000	2,076,213
509,000	ZF North America Capital, Inc. 4.00% due 04/29/20 (b)	506,283	515,363
3,003,000	ZF North America Capital, Inc. 4.50% due 04/29/22 (b)	3,012,327	2,969,216
474,000	ZF North America Capital, Inc. 4.75% due 04/29/25 (b)	469,449	465,113
Total U.S. Corporate Bonds		278,975,305	270,989,402

International Bonds — 10.77%

International Corporate Bonds — 9.53%

Australia 1.47%
4,459,000 USD	Ausdrill Finance PTY Limited 6.875% due 11/01/19 (b)(c)	4,292,129	3,478,020
15,238,000 USD	Nufarm Australia Limited 6.375% due 10/15/19 (b)	15,675,115	15,523,712
		19,967,244	19,001,732
Bermuda 0.80%
891,000 USD	Aircastle Limited 4.625% due 12/15/18	891,000	932,097
4,859,000 USD	Aircastle Limited 6.25% due 12/01/19	5,154,111	5,399,564
1,000,000 USD	Aircastle Limited 6.75% due 04/15/17	1,051,173	1,070,000
2,525,000 USD	Aircastle Limited 7.625% due 04/15/20	2,681,872	2,925,844
		9,778,156	10,327,505
Canada 2.79%
2,719,000 USD	Lightstream Resources Limited 8.625% due 02/01/20 (b)	2,645,050	1,179,366
7,800,000 USD	New Gold, Inc. 6.25% due 11/15/22 (b)	7,736,818	6,981,000
500,000 USD	New Gold, Inc. 7.00% due 04/15/20 (b)	508,846	493,125
4,157,000 USD	Open Text Corporation 5.625% due 01/15/23 (b)	4,183,586	4,157,000
11,175,000 USD	Precision Drilling Corporation 6.50% due 12/15/21	11,236,616	10,644,188

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2015

PRINCIPAL	DESCRIPTION	COST	VALUE

International Bonds — 10.77% — (continued)

International Corporate Bonds 9.53% — (continued)

Canada 2.79% — (continued)
400,000 USD	Precision Drilling Corporation 6.625% due 11/15/20	$400,563	$390,000
12,722,000 USD	Thompson Creek Metals Company, Inc. 9.75% due 12/01/17	13,285,791	12,213,120
		39,997,270	36,057,799
France 1.72%
9,846,000 USD	Numericable-SFR SAS 6.00% due 05/15/22 (b)	9,890,224	10,042,920
694,000 USD	Numericable-SFR SAS 6.25% due 05/15/24 (b)	694,000	707,498
11,200,000 USD	Rexel SA 5.25% due 06/15/20 (b)	11,340,293	11,564,000
		21,924,517	22,314,418
Israel 0.86%
10,226,056 USD	B Communications Limited 7.375% due 02/15/21 (b)	10,686,416	11,069,706

Netherlands 0.46%
250,000 USD	Schaeffler Holding Finance BV 6.25% due 11/15/19 (b)(e)	250,000	265,000
5,449,000 USD	Schaeffler Holding Finance BV 6.875% due 08/15/18 (b)(e)	5,593,885	5,653,337
		5,843,885	5,918,337
South Africa 0.41%
5,150,000 USD	AngloGold Ashanti Holdings PLC 8.50% due 07/30/20	5,252,756	5,286,980

Sweden 0.85%
5,170,000 USD	Perstorp Holding AB 8.75% due 05/15/17 (b)	5,279,731	5,376,800
3,950,000 EUR	Perstorp Holding AB 9.00% due 05/15/17 (b)	5,228,056	4,497,645
1,000,000 EUR	Perstorp Holding AB 9.00% due 05/15/17 (f)	1,304,208	1,138,644
		11,811,995	11,013,089
United Kingdom 0.17%
2,210,000 USD	Jaguar Land Rover Automotive PLC 5.625% due 02/01/23 (b)	2,197,534	2,240,388
Total International Corporate Bonds		127,459,773	123,229,954

International Government Bonds — 1.24%

Mexico 0.44%
91,900,000 MXN	Mexican Bonos 4.75% due 06/14/18	6,326,872	5,719,502

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2015

PRINCIPAL	DESCRIPTION	COST	VALUE

International Bonds — 10.77% — (continued)

International Government Bonds 1.24% — (continued)

Singapore 0.80%
12,124,000 SGD	Singapore Government Bond 2.375% due 04/01/17	$9,362,426	$9,043,266
1,568,000 SGD	Singapore Government Bond 3.25% due 09/01/20	1,254,353	1,208,132
		10,616,779	10,251,398
Total International Government Bonds		16,943,651	15,970,900
Total International Bonds		144,403,424	139,200,854
Total Bonds		423,378,729	410,190,256

Term Loans — 6.30%

United States 6.30%
1,386,088 USD	Ameriforge Group, Inc., First Lien Term Loan 5.00% due 12/19/19 (c)	1,382,034	1,157,383
4,962,500 USD	Cactus Wellhead LLC 7.00% due 07/31/20 (c)	4,876,604	3,845,937
6,778,000 USD	Caelus Energy Alaska O3 LLC, Second Lien Term Loan 8.75% due 04/15/20	6,665,142	5,422,400
8,436,861 USD	Fortescue Metals Group, Term Loan B 3.75% due 06/30/19	8,434,579	6,934,045
11,936,989 USD	JC Penney Corporation, Inc., First Lien Term Loan 6.00% due 05/22/18	11,885,715	11,948,568
5,631,000 USD	Jonah Energy LLC, Second Lien Term Loan 7.50% due 05/12/21	5,608,529	5,124,210
7,598,250 USD	Libbey Glass, Inc., Term Loan B 3.75% due 04/09/21	7,597,160	7,621,995
7,650,078 USD	OSG Bulk Ships, Inc., Exit Term Loan 5.25% due 08/05/19	7,629,514	7,664,460
6,126,404 USD	Osum Productions Corporation 6.50% due 07/28/20 (c)	5,989,521	5,345,287
16,420,054 USD	Roundy’s Supermarkets, Inc., Term Loan B 5.75% due 03/03/21	16,457,866	15,407,512
10,782,818 USD	Zebra Technologies Corporation, Term Loan B 4.75% due 10/27/21 (c)(d)	10,744,681	10,922,833
Total Term Loans		87,271,345	81,394,630

Commercial Paper — 7.73%

International Commercial Paper — 5.99%

Italy 2.76%
35,731,000 USD	Eni S.p.A. 0.30% due 08/03/15	35,730,405	35,730,271

Japan 2.20%
28,383,000 USD	Hitachi Limited 0.35% due 08/03/15	28,382,448	28,382,444

United Kingdom 1.03%
13,263,000 USD	Reed Elsevier, Inc. 0.32% due 08/03/15	13,262,764	13,262,740
Total International Commercial Paper		$77,375,617	$77,375,455

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2015

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 1.74%
$22,534,000	Sysco Corporation 0.20% due 08/03/15	22,533,750	22,533,746
Total Commercial Paper		99,909,367	99,909,201
Total Investments — 99.57% (Cost: $1,316,883,818)			1,286,916,662
Other Assets in Excess of Liabilities — 0.43%			5,537,162
Net Assets — 100.00%			$1,292,453,824

(a)	Non-income producing security/commodity.
(b)

All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(c)	Security is deemed illiquid. At July 31, 2015, the value of these securities amounted to $26,459,460 or 2.05% of net assets.
(d)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $12,632,833 or 0.98% of net assets.
(e)	Payment-in-kind security.
(f)

Represents a security registered under Regulation S. Bonds sold under Regulation S may not be offered, sold or delivered within the U.S., or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

At July 31, 2015, cost is substantially identical for both book and federal income tax purposes. Net unrealized depreciation consisted of:

Gross unrealized appreciation	$59,329,236
Gross unrealized depreciation	(89,296,392)
Net unrealized depreciation	$(29,967,156)

Abbreviations used in this schedule include:

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
NVDR	— Non-Voting Depository Receipt
PCL	— Public Company Limited
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

Currencies
EUR	— Euro
MXN	— Mexican Peso
SGD	— Singapore Dollar
USD	— United States Dollar

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2015

Foreign Currency Exchange Contracts - Sales

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE DELIVERED		U.S. $ TO BE RECEIVED	U.S. $ VALUE AT JULY 31, 2015	UNREALIZED APPRECIATION AT JULY 31, 2015	UNREALIZED DEPRECIATION AT JULY 31, 2015
08/19/15	970,000	British Pound	$1,501,298	$1,514,636	$—	$(13,338)
09/16/15	1,581,000	British Pound	2,439,736	2,468,221	—	(28,485)
08/19/15	6,285,000	Euro	7,161,502	6,903,761	257,741	—
09/16/15	6,638,000	Euro	7,559,907	7,294,260	265,647	—
10/21/15	6,657,000	Euro	7,353,038	7,319,166	33,872	—
08/19/15	41,824,000	Japanese Yen	338,533	337,514	1,019	—
09/16/15	204,934,000	Japanese Yen	1,675,721	1,654,416	21,305	—
			$28,029,735	$27,491,974	$579,584	$(41,823)

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

	PERCENT OF NET ASSETS

International Common Stocks
Consumer Discretionary	3.34%
Consumer Staples	8.02
Energy	1.99
Financials	6.37
Health Care	4.51
Industrials	6.79
Information Technology	0.36
Materials	5.25
Telecommunication Services	0.87
Utilities	0.85
Total International Common Stocks	38.35
U.S. Common Stocks
Consumer Discretionary	1.45
Consumer Staples	0.81
Energy	1.58
Financials	2.42
Industrials	2.42
Information Technology	5.24
Materials	0.19
Utilities	0.00	*
Total U.S. Common Stocks	14.11
U.S. Preferred Stocks
Financials	0.10
Total U.S. Preferred Stocks	0.10
Closed-End Fund	0.14
Commodity	1.10
U.S. Corporate Bonds
Consumer Discretionary	5.91
Consumer Staples	2.54
Energy	5.38
Financials	1.10
Industrials	2.49

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2015

Materials	0.20%
Telecommunication Services	3.35
Total U.S. Corporate Bonds	20.97
International Corporate Bonds
Consumer Discretionary	0.63
Energy	0.94
Financials	1.07
Industrials	0.89
Information Technology	1.15
Materials	3.99
Telecommunication Services	0.86
Total International Corporate Bonds	9.53
International Government Bonds
Government Issues	1.24
Total International Government Bonds	1.24
Term Loans	6.30
Commercial Paper
International Commercial Paper	5.99
U.S. Commercial Paper	1.74
Total Commercial Paper	7.73
Total Investments	99.57%

* Less than 0.01%

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2015

FIRST EAGLE

High Yield Fund

Schedule of Investments • Period Ended July 31, 2015 (unaudited)

PRINCIPAL	DESCRIPTION	COST	VALUE

Bonds — 75.18%

U.S. Corporate Bonds — 54.47%
$13,509,000	ACCO Brands Corporation 6.75% due 04/30/20 (a)	$13,779,271	$14,387,085
9,907,000	Aerojet Rocketdyne Holdings, Inc. 7.125% due 03/15/21	10,220,838	10,600,490
14,283,000	American Achievement Corporation 10.875% due 04/15/16 (b)	14,330,938	14,068,755
2,909,000	American Axle & Manufacturing, Inc. 6.25% due 03/15/21	2,909,000	3,021,724
3,278,000	American Axle & Manufacturing, Inc. 6.625% due 10/15/22	3,311,291	3,441,900
3,763,000	Antero Resources Corporation 5.375% due 11/01/21	3,794,383	3,678,333
8,582,000	Antero Resources Corporation 5.625% due 06/01/23 (b)	8,587,778	8,303,085
3,319,000	Argos Merger Sub, Inc. 7.125% due 03/15/23 (b)	3,319,000	3,518,140
5,156,000	Ashtead Capital, Inc. 6.50% due 07/15/22 (b)	5,433,223	5,446,077
12,218,000	Atlas Energy Holdings Operating Company LLC 7.75% due 01/15/21	12,276,398	8,124,970
4,363,000	Atwood Oceanics, Inc. 6.50% due 02/01/20	4,490,285	4,106,674
2,841,000	Basic Energy Services, Inc. 7.75% due 02/15/19	2,447,551	2,137,853
3,031,000	Basic Energy Services, Inc. 7.75% due 10/15/22	3,031,000	2,205,053
17,861,000	Bi-Lo LLC 8.625% due 09/15/18 (b)(c)	16,289,341	16,298,162
12,788,000	Bi-Lo LLC 9.25% due 02/15/19 (b)	13,136,171	13,043,760
12,954,000	Bon-Ton Department Stores, Inc. 10.625% due 07/15/17	12,844,105	12,889,230
450,000	Carrizo Oil & Gas, Inc. 6.25% due 04/15/23	450,000	434,160
2,841,000	CCO Holdings LLC 6.625% due 01/31/22	2,901,325	3,007,909
9,652,000	CCO Holdings LLC 7.375% due 06/01/20	10,134,312	10,233,118
465,000	CCO Safari II LLC 4.908% due 07/23/25 (b)	465,000	466,758
9,971,000	CEC Entertainment, Inc. 8.00% due 02/15/22	10,034,543	10,145,492
3,984,000	CenturyLink, Inc. Series ‘S’ 6.45% due 06/15/21	4,131,122	4,083,600
7,496,000	CenturyLink, Inc. Series ‘W’ 6.75% due 12/01/23	7,592,451	7,542,850
7,444,000	Citgo Petroleum Corporation 6.25% due 08/15/22 (b)	7,364,557	7,332,340
3,707,000	Cloud Peak Energy Resources LLC 6.375% due 03/15/24	3,721,229	2,279,805
5,056,000	Cloud Peak Energy Resources LLC 8.50% due 12/15/19	4,371,682	3,690,880
10,266,000	CNH Industrial Capital LLC 3.875% due 11/01/15	10,312,187	10,304,497
600,000	Crestwood Midstream Partners L.P. 6.00% due 12/15/20	575,052	607,500
6,755,000	Crestwood Midstream Partners L.P. 6.125% due 03/01/22	6,894,797	6,704,337
5,450,000	DaVita HealthCare Partners, Inc. 5.00% due 05/01/25	5,483,501	5,402,312
12,909,000	DFC Finance Corporation 10.50% due 06/15/20 (b)	12,932,133	9,133,117
1,767,000	Dollar Tree, Inc. 5.75% due 03/01/23 (b)	1,854,251	1,873,020
15,283,000	Drill Rigs Holdings, Inc. 6.50% due 10/01/17 (b)	15,322,517	12,302,815
8,036,000	DriveTime Automotive Group, Inc. 8.00% due 06/01/21 (b)	8,070,373	7,589,865
3,000,000	EP Energy LLC 9.375% due 05/01/20	3,012,569	3,112,500
2,894,000	Frontier Communications Corporation 7.125% due 03/15/19	3,006,644	2,973,585

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2015

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Corporate Bonds 54.47% — (continued)
$11,624,000	Frontier Communications Corporation 8.50% due 04/15/20	$12,648,210	$12,059,900
4,574,000	GameStop Corporation 5.50% due 10/01/19 (b)	4,603,796	4,774,112
3,244,000	Genesis Energy L.P. 6.00% due 05/15/23	3,244,000	3,106,130
7,986,000	Global Partners L.P. 6.25% due 07/15/22	8,056,718	7,526,805
11,826,000	Harland Clarke Holdings Corporation 6.875% due 03/01/20 (b)	11,833,247	11,441,655
9,074,000	HCA, Inc. 3.75% due 03/15/19	9,269,549	9,227,124
7,052,000	Headwaters, Inc. 7.25% due 01/15/19	7,218,371	7,334,080
6,226,000	Huntington Ingalls Industries, Inc. 7.125% due 03/15/21	6,470,701	6,622,907
13,714,000	Kemet Corporation 10.50% due 05/01/18	13,859,023	13,405,435
4,583,000	KLX, Inc. 5.875% due 12/01/22 (b)	4,586,350	4,628,830
9,022,000	Landry’s, Inc. 9.375% due 05/01/20 (b)	9,433,617	9,721,205
6,327,000	Magnachip Semiconductor Corporation 6.625% due 07/15/21	6,299,795	5,085,326
1,800,000	Optimas OE Solutions Holding LLC 8.625% due 06/01/21 (b)	1,800,000	1,764,000
1,000,000	Outerwall, Inc. 5.875% due 06/15/21	928,997	957,500
10,148,000	Outerwall, Inc. 6.00% due 03/15/19	10,145,961	10,300,220
8,674,000	Parker Drilling Company 6.75% due 07/15/22	8,814,256	7,199,420
1,107,000	Parker Drilling Company 7.50% due 08/01/20	1,109,639	968,625
8,348,000	Peabody Energy Corporation 10.00% due 03/15/22 (b)	7,393,111	4,278,350
1,167,000	PHH Corporation 6.375% due 08/15/21	1,163,318	1,137,825
6,020,000	PHH Corporation 7.375% due 09/01/19	6,257,599	6,366,150
1,370,000	Plantronics, Inc. 5.50% due 05/31/23 (b)	1,374,713	1,393,975
980,000	Post Holdings, Inc. 6.75% due 12/01/21 (b)	989,968	989,800
11,683,000	Post Holdings, Inc. 7.375% due 02/15/22	12,154,294	11,989,679
715,000	Quintiles Transnational Corporation 4.875% due 05/15/23 (b)	715,000	727,062
6,386,000	Radio Systems Corporation 8.375% due 11/01/19 (b)	6,479,262	6,769,160
3,615,000	Rentech Nitrogen Partners L.P. 6.50% due 04/15/21 (b)	3,589,499	3,551,738
3,592,000	Rex Energy Corporation 6.25% due 08/01/22	3,578,542	2,532,360
4,380,000	Rex Energy Corporation 8.875% due 12/01/20	4,147,794	3,569,700
4,747,000	ROC Finance LLC 12.125% due 09/01/18 (b)	5,039,395	5,067,422
9,508,000	Roundy’s Supermarkets, Inc. 10.25% due 12/15/20 (b)	9,545,489	8,034,260
4,720,000	Silgan Holdings, Inc. 5.50% due 02/01/22	4,697,316	4,897,000
3,968,000	Spectrum Brands, Inc. 5.75% due 07/15/25 (b)	4,045,041	4,106,086
5,000,000	Sprint Communications, Inc. 6.00% due 11/15/22	4,922,003	4,405,000
7,500,000	Sprint Communications, Inc. 7.00% due 08/15/20	7,778,172	7,228,125
788,000	Sprint Corporation 7.125% due 06/15/24	788,000	722,990
14,796,000	Sprint Corporation 7.25% due 09/15/21	14,998,424	14,185,665
3,228,000	Taylor Morrison Communities, Inc. 5.875% due 04/15/23 (b)	3,239,292	3,248,175
1,071,000	The Men’s Wearhouse, Inc. 7.00% due 07/01/22	1,108,563	1,145,970
4,833,000	Time, Inc. 5.75% due 04/15/22 (b)	4,833,000	4,651,763
4,436,000	Toys R Us Property Company II LLC 8.50% due 12/01/17	4,444,316	4,436,000
3,450,000	United Rentals North America, Inc. 7.375% due 05/15/20	3,480,206	3,687,188
4,200,000	United Rentals North America, Inc. 7.625% due 04/15/22	4,586,017	4,583,250
1,366,000	WPX Energy, Inc. 7.50% due 08/01/20	1,366,000	1,389,905

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2015

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Corporate Bonds 54.47% — (continued)
$1,369,000	WPX Energy, Inc. 8.25% due 08/01/23	$1,369,000	$1,394,669
341,000	ZF North America Capital, Inc. 4.00% due 04/29/20 (b)	339,180	345,263
2,061,000	ZF North America Capital, Inc. 4.50% due 04/29/22 (b)	2,067,784	2,037,814
375,000	ZF North America Capital, Inc. 4.75% due 04/29/25 (b)	371,399	367,969
Total U.S. Corporate Bonds		496,014,745	469,855,338

International Corporate Bonds — 20.71%

Australia 2.05%
9,425,000 USD	Ausdrill Finance PTY Limited 6.875% due 11/01/19 (b)(d)	9,360,513	7,351,500
10,093,000 USD	Nufarm Australia Limited 6.375% due 10/15/19 (b)	10,293,915	10,282,244
		19,654,428	17,633,744
Bermuda 1.81%
1,707,000 USD	Aircastle Limited 4.625% due 12/15/18	1,707,000	1,785,735
1,000,000 USD	Aircastle Limited 6.75% due 04/15/17	1,051,173	1,070,000
5,825,000 USD	Aircastle Limited 7.625% due 04/15/20	5,983,628	6,749,719
6,596,775 USD	Latina Offshore Limited 8.875% due 07/03/18 (b)(d)(e)	6,682,268	6,036,049
		15,424,069	15,641,503
Canada 6.66%
11,821,000 USD	Jupiter Resources, Inc. 8.50% due 10/01/22 (b)	11,363,199	8,097,385
8,271,000 USD	Lightstream Resources Limited 8.625% due 02/01/20 (b)	8,129,157	3,587,546
8,651,000 USD	Mood Media Corporation 9.25% due 10/15/20 (b)(d)	8,952,337	7,093,820
6,530,000 USD	New Gold, Inc. 6.25% due 11/15/22 (b)	6,408,837	5,844,350
1,974,000 USD	New Gold, Inc. 7.00% due 04/15/20 (b)	1,992,086	1,946,857
5,186,000 USD	Northern Blizzard Resources, Inc. 7.25% due 02/01/22 (b)	5,188,356	4,874,840
8,500,000 USD	Open Text Corporation 5.625% due 01/15/23 (b)	8,567,124	8,500,000
7,056,000 USD	Precision Drilling Corporation 6.50% due 12/15/21	7,175,519	6,720,840
1,251,000 USD	Thompson Creek Metals Company, Inc. 7.375% due 06/01/18	1,204,979	916,358
8,719,000 USD	Thompson Creek Metals Company, Inc. 9.75% due 12/01/17	8,941,629	8,370,240
2,000,000 USD	Thompson Creek Metals Company, Inc. 12.50% due 05/01/19	2,009,576	1,507,500
		69,932,799	57,459,736

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2015

PRINCIPAL	DESCRIPTION	COST	VALUE

International Corporate Bonds 20.71% — (continued)

France 1.86%
4,000,000 USD	Numericable-SFR SAS 4.875% due 05/15/19 (b)	$3,970,692	$4,070,000
5,777,000 USD	Numericable-SFR SAS 6.00% due 05/15/22 (b)	5,870,629	5,892,540
1,031,000 USD	Numericable-SFR SAS 6.25% due 05/15/24 (b)	1,031,000	1,051,053
4,900,000 USD	Rexel SA 5.25% due 06/15/20 (b)	4,873,110	5,059,250
		15,745,431	16,072,843
Hong Kong 1.12%
10,146,517 USD	Neptuno Finance Limited 9.75% due 11/07/19 (b)(d)(e)	10,146,517	9,639,191

Israel 1.00%
7,999,000 USD	B Communications Limited 7.375% due 02/15/21 (b)	8,246,938	8,658,917

Luxembourg 0.14%
1,200,000 USD	INEOS Group Holdings SA 6.125% due 08/15/18 (b)	1,223,372	1,225,500

Netherlands 1.81%
4,683,000 USD	Schaeffler Holding Finance BV 6.875% due 08/15/18 (b)(c)	4,828,200	4,858,612
10,529,000 USD	VTR Finance BV 6.875% due 01/15/24 (b)	10,760,648	10,739,580
		15,588,848	15,598,192
Norway 0.07%
585,000 USD	Eksportfinans ASA 2.00% due 09/15/15	582,579	585,439

South Africa 1.10%
9,202,000 USD	AngloGold Ashanti Holdings PLC 8.50% due 07/30/20	9,230,058	9,446,755

Sweden 1.36%
8,280,000 USD	Perstorp Holding AB 8.75% due 05/15/17 (b)	8,368,118	8,611,200
1,750,000 EUR	Perstorp Holding AB 9.00% due 05/15/17 (b)	2,322,974	1,992,628
1,000,000 EUR	Perstorp Holding AB 9.00% due 05/15/17 (e)	1,304,209	1,138,644
		11,995,301	11,742,472
United Kingdom 1.73%
11,336,000 USD	EnQuest PLC 7.00% due 04/15/22 (b)(d)	10,243,245	8,331,960
790,000 USD	Jaguar Land Rover Automotive PLC 5.625% due 02/01/23 (b)	790,000	800,863

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2015

PRINCIPAL	DESCRIPTION	COST	VALUE

International Corporate Bonds 20.71% — (continued)

United Kingdom 1.73% — (continued)
5,685,000 USD	Virgin Media Secured Finance PLC 5.50% due 01/15/25 (b)	$5,691,946	$5,756,062
		16,725,191	14,888,885
Total International Corporate Bonds		194,495,531	178,593,177
Total Bonds		690,510,276	648,448,515

Term Loans — 16.95%

United States 16.95%
1,477,548 USD	Ameriforge Group, Inc., First Lien Term Loan 5.00% due 12/19/19 (d)	1,472,291	1,233,753
6,470,000 USD	Ameriforge Group, Inc., Second Lien Term Loan 8.75% due 12/18/20 (d)	6,571,061	4,965,725
9,062,000 USD	BJ’s Wholesale Club, Inc., Second Lien Term Loan 8.50% due 03/26/20	9,066,729	9,157,468
9,500,210 USD	Cactus Wellhead LLC 7.00% due 07/31/20 (d)	9,335,770	7,362,663
10,892,000 USD	Caelus Energy Alaska O3 LLC, Second Lien Term Loan 8.75% due 04/15/20	10,646,396	8,713,600
9,299,000 USD	CBAC Borrower LLC, Term Loan B 8.25% due 07/02/20	9,458,392	8,636,446
8,302,930 USD	Fortescue Metals Group, Term Loan B 3.75% due 06/30/19	8,271,266	6,823,970
8,970,000 USD	Hostess Brands, Inc. 6.75% due 04/09/20	9,075,524	9,126,975
8,802,000 USD	Hostess Brands, Inc., Second Lien Term Loan 8.50% due 07/16/23	8,828,053	8,873,516
13,849,490 USD	JC Penney Corporation, Inc., First Lien Term Loan 6.00% due 05/22/18	13,909,915	13,862,924
1,296,000 USD	Jonah Energy LLC, Second Lien Term Loan 7.50% due 05/12/21	1,279,199	1,179,360
5,293,122 USD	OSG Bulk Ships, Inc., Exit Term Loan 5.25% due 08/05/19	5,274,042	5,303,073
6,356,803 USD	Osum Productions Corporation 6.50% due 07/28/20 (d)	6,214,747	5,546,311
9,120,550 USD	Payless, Inc., First Lien Term Loan 5.00% due 03/11/21	9,090,631	8,436,509
1,202,000 USD	Payless, Inc., Second Lien Term Loan 8.50% due 03/11/22	1,191,472	1,068,776
6,195,645 USD	ROC Finance LLC 5.00% due 06/20/19	6,022,405	6,071,732
16,394,832 USD	Roundy’s Supermarkets, Inc., Term Loan B 5.75% due 03/03/21	16,404,608	15,383,845
10,467,379 USD	True Religion Apparel, Inc., First Lien Term Loan 5.88% due 07/30/19 (d)	10,064,074	6,782,862
7,025,627 USD	Water Pik Technologies, Inc., First Lien Term Loan 5.75% due 07/08/20	6,920,369	6,990,499
888,001 USD	Weight Watchers International, Inc., Term Loan B1 3.19% due 04/02/16	816,583	799,755

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2015

PRINCIPAL	DESCRIPTION	COST	VALUE

Term Loans — 16.95% — (continued)

United States 16.95% — (continued)
9,784,514 USD	Zebra Technologies Corporation, Term Loan B 4.75% due 10/27/21 (d)(f)	$9,749,911	$9,911,566
Total Term Loans		159,663,438	146,231,328

Commercial Paper — 7.45%

International Commercial Paper — 5.77%

Italy 2.66%
22,964,000 USD	Eni S.p.A. 0.30% due 08/03/15	22,963,617	22,963,531

Japan 2.12%
18,243,000 USD	Hitachi Limited 0.35% due 08/03/15	18,242,645	18,242,643

United Kingdom 0.99%
8,525,000 USD	Reed Elsevier, Inc. 0.32% due 08/03/15	8,524,849	8,524,833
Total International Commercial Paper		49,731,111	49,731,007

U.S. Commercial Paper — 1.68%
$14,484,000	Sysco Corporation 0.20% due 08/03/15	14,483,839	14,483,837
Total Commercial Paper		64,214,950	64,214,844
Total Investments — 99.58% (Cost: $914,388,664)			858,894,687
Other Assets in Excess of Liabilities — 0.42%			3,614,569
Net Assets — 100.00%			$862,509,256

(a)	At July 31, 2015, all or a portion of the security was segregated to cover collateral requirements for extended trade settlements.
(b)

All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(c)	Payment-in-kind security.
(d)	Security is deemed illiquid. At July 31, 2015, the value of these securities amounted to $74,255,400 or 8.61% of net assets.
(e)

Represents a security registered under Regulation S. Bonds sold under Regulation S may not be offered, sold or delivered within the U.S., or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(f)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $9,911,566 or 1.15% of net assets.

At July 31, 2015, cost is substantially identical for both book and federal income tax purposes. Net unrealized depreciation consisted of:

Gross unrealized appreciation	$6,615,501
Gross unrealized depreciation	(62,109,478)
Net unrealized depreciation	$(55,493,977)

Abbreviations used in this schedule include:

PLC	—	Public Limited Company

Currencies

EUR	—	Euro
USD	—	United States Dollar

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2015

Foreign Currency Exchange Contracts - Sales

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE DELIVERED		U.S. $ TO BE RECEIVED	U.S. $ VALUE AT JULY 31, 2015	UNREALIZED APPRECIATION AT JULY 31, 2015	UNREALIZED DEPRECIATION AT JULY 31, 2015
09/16/15	2,855,000	Euro	$3,263,265	$3,137,257	$126,008	$—

Foreign Currency Exchange Contracts - Purchases

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE RECEIVED		U.S. $ TO BE DELIVERED	U.S. $ VALUE AT JULY 31, 2015	UNREALIZED APPRECIATION AT JULY 31, 2015	UNREALIZED DEPRECIATION AT JULY 31, 2015
09/16/15	63,000	Euro	$69,306	69,228	$—	$(78)

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

PERCENT OF NET ASSETS

U.S. Corporate Bonds
Consumer Discretionary	12.37%
Consumer Staples	6.80
Energy	10.37
Financials	4.58
Health Care	1.70
Industrials	9.20
Information Technology	0.05
Materials	0.41
Telecommunication Services	8.99
Total U.S. Corporate Bonds	54.47
International Corporate Bonds
Consumer Discretionary	1.77
Energy	4.37
Financials	2.04
Industrials	0.59
Information Technology	2.25
Materials	5.95
Telecommunication Services	3.74
Total International Corporate Bonds	20.71
Term Loans	16.95
Commercial Paper
International Commercial Paper	5.77
U.S. Commercial Paper	1.68
Total Commercial Paper	7.45
Total Investments	99.58%

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2015

FIRST EAGLE

Fund of America

Schedule of Investments • Period Ended July 31, 2015 (unaudited)

SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 98.22%

U.S. Common Stocks — 88.95%

Consumer Discretionary 12.13%
1,842,185	Wyndham Worldwide Corporation (a)	$64,002,063	$152,017,106
2,170,440	Lowe’s Companies, Inc.	97,336,454	150,541,718
125,550	AutoZone, Inc. (a)(b)	55,028,094	88,003,017
581,555	Visteon Corporation (b)	58,554,042	57,882,169
782,250	Vista Outdoor, Inc. (b)	30,484,412	36,898,733
		305,405,065	485,342,743
Consumer Staples 2.35%
1,202,870	Tyson Foods, Inc., Class A (a)	51,206,498	53,347,284
4,585,935	Rite Aid Corporation (a)(b)	40,077,314	40,860,681
		91,283,812	94,207,965
Energy 3.41%
1,716,550	Phillips 66 (a)	139,517,393	136,465,725

Health Care 20.75%
1,055,332	Valeant Pharmaceuticals International, Inc. (a)(b)	46,714,115	271,779,650
2,941,380	Teva Pharmaceutical Industries Limited, ADR (a)	162,088,007	203,014,048
4,058,500	Halozyme Therapeutics, Inc. (a)(b)	44,148,604	94,725,390
449,780	United Therapeutics Corporation (a)(b)	60,454,100	76,174,741
872,604	Intrexon Corporation (a)(b)	20,596,985	56,937,411
3,507,021	Allscripts Healthcare Solutions, Inc. (b)	48,082,588	50,711,524
707,350	AbbVie, Inc. (a)	47,125,198	49,521,573
1,793,110	Theravance, Inc. (a)	53,555,036	27,470,445
		482,764,633	830,334,782
Industrials 13.18%
7,635,765	Pitney Bowes, Inc. (a)	139,139,802	159,740,204
3,560,340	Delta Air Lines, Inc. (a)	157,324,649	157,865,476
3,987,150	Masco Corporation (a)	84,041,101	105,220,888
1,412,542	Avis Budget Group, Inc. (a)(b)	33,041,997	61,346,699
2,546,630	Hertz Global Holdings, Inc. (b)	65,270,232	43,267,244
		478,817,781	527,440,511
Information Technology 16.30%
5,908,185	Hewlett-Packard Company (a)	136,408,020	180,317,806
2,588,550	Seagate Technology PLC (a)	67,915,312	130,980,630
1,621,833	SanDisk Corporation (a)	116,996,585	97,780,311
2,565,695	Lexmark International, Inc., Class ‘A’ (a)	99,474,785	87,207,973

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2015

SHARES	DESCRIPTION	COST	VALUE

U.S. Common Stocks — 88.95% — (continued)

Information Technology 16.30% — (continued)

1,067,980	Motorola Solutions, Inc. (a)	$55,712,500	$64,249,677
992,900	Microsoft Corporation (a)	43,054,596	46,368,430
2,465,835	Micron Technology, Inc. (a)(b)	80,656,158	45,642,606
		600,217,956	652,547,433
Materials 20.83%
4,046,785	Sealed Air Corporation (a)	115,186,966	215,167,559
2,021,560	Eastman Chemical Company (a)	75,380,202	158,490,304
1,489,825	WR Grace & Company (a)(b)	98,196,817	150,368,037
8,642,684	Graphic Packaging Holding Company	107,469,272	130,504,528
455,735	Martin Marietta Materials, Inc. (a)	65,775,280	71,468,363
686,800	Valspar Corporation (a)	14,392,002	57,196,704
353,500	Air Products & Chemicals, Inc. (a)	52,232,861	50,377,285
		528,633,400	833,572,780
Total U.S. Common Stocks		2,626,640,040	3,559,911,939

International Common Stocks — 9.27%

Ireland 5.54%
670,095	Allergan PLC (a)(b)	138,086,550	221,901,959

Netherlands 3.73%
1,590,645	LyondellBasell Industries NV, Class ‘A’ (a)	121,425,773	149,250,221
Total International Common Stocks		259,512,323	371,152,180
Total Common Stocks		2,886,152,363	3,931,064,119

Investment Company — 3.05%
121,806,136	State Street Institutional U.S. Government Money Market Fund, Institutional Class	121,806,136	121,806,136
Total Investment Portfolio Excluding Options Written — 101.27% (Cost: $3,007,958,499)			$4,052,870,255

CONTRACTS		STRIKE PRICE	EXPIRATION DATE

Covered Call Options Written — (0.68)%
4,874	Abbvie, Inc.	$70.00	September 2015	(1,121,020)
96	Air Products & Chemicals, Inc.	135.00	September 2015	(85,440)
842	Air Products & Chemicals, Inc.	145.00	September 2015	(231,550)
224	Allergan PLC	300.00	August 2015	(716,800)
670	Allergan PLC	315.00	August 2015	(1,273,000)
335	Allergan PLC	335.00	September 2015	(345,050)
48	AutoZone, Inc.	700.00	September 2015	(86,400)
1,000	Avis Budget Group, Inc.	42.50	August 2015	(255,000)
2,013	Avis Budget Group, Inc.	45.00	August 2015	(281,820)
462	Delta Air Lines, Inc.	43.00	September 2015	(124,740)
923	Delta Air Lines, Inc.	44.00	August 2015	(122,759)
788	Delta Air Lines, Inc.	44.00	September 2015	(167,056)
3,333	Delta Air Lines, Inc.	45.00	September 2015	(543,279)
4,979	Delta Air Lines, Inc.	46.00	September 2015	(597,480)
195	Eastman Chemical Company	80.00	September 2015	(33,150)
1,213	Halozyme Therapeutics, Inc.	17.00	September 2015	(824,840)

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2015

CONTRACTS		STRIKE PRICE	EXPIRATION DATE	VALUE

Covered Call Options Written — (0.68)% — (continued)
2,543	Hewlett-Packard Company	$31.00	August 2015	$(241,585)
1,061	Hewlett-Packard Company	31.00	September 2015	(132,625)
872	Intrexon Corporation	50.00	August 2015	(1,326,312)
1,182	Intrexon Corporation	50.00	October 2015	(1,938,480)
436	Intrexon Corporation	55.00	October 2015	(545,000)
436	Intrexon Corporation	60.00	October 2015	(401,992)
111	Lexmark International, Inc., Class ‘A’	38.00	September 2015	(3,052)
1,183	LyondellBasell Industries NV, Class ‘A’	95.00	September 2015	(346,619)
205	LyondellBasell Industries NV, Class ‘A’	97.50	September 2015	(37,515)
2,059	Martin Marietta Materials, Inc.	155.00	October 2015	(1,678,085)
250	Martin Marietta Materials, Inc.	160.00	September 2015	(115,000)
670	Martin Marietta Materials, Inc.	160.00	October 2015	(395,300)
2,045	Masco Corporation	24.00	August 2015	(511,250)
1,994	Masco Corporation	26.00	September 2015	(259,220)
2,681	Micron Technology, Inc.	18.00	August 2015	(308,315)
2,680	Micron Technology, Inc.	19.00	August 2015	(174,200)
14,365	Micron Technology, Inc.	20.00	August 2015	(531,505)
4,932	Micron Technology, Inc.	20.50	August 2015	(157,824)
870	Microsoft Corporation	46.00	August 2015	(100,920)
2,254	Microsoft Corporation	47.00	September 2015	(216,384)
65	Motorola Solutions, Inc.	60.00	August 2015	(10,075)
252	Phillips 66	80.00	August 2015	(37,800)
1,225	Phillips 66	80.00	September 2015	(360,150)
210	Phillips 66	85.00	November 2015	(44,310)
393	Pitney Bowes, Inc.	23.00	August 2015	(1,965)
11,312	Rite Aid Corporation	9.00	August 2015	(248,864)
11,722	Rite Aid Corporation	9.00	September 2015	(539,212)
847	SanDisk Corporation	55.00	August 2015	(487,025)
859	SanDisk Corporation	57.50	August 2015	(300,650)
2,631	Seagate Technology PLC	46.00	August 2015	(1,276,035)
3,132	Seagate Technology PLC	47.00	August 2015	(1,284,120)
384	Seagate Technology PLC	48.00	September 2015	(119,040)
2,799	Seagate Technology PLC	50.00	October 2015	(741,735)
2,000	Sealed Air Corporation	50.00	October 2015	(810,000)
3,388	Sealed Air Corporation	52.50	August 2015	(575,960)
2,023	Sealed Air Corporation	52.50	September 2015	(364,140)
1,000	Sealed Air Corporation	55.00	October 2015	(120,000)
213	Teva Pharmaceutical Industries Limited	62.50	September 2015	(138,983)
1,471	Teva Pharmaceutical Industries Limited	72.50	September 2015	(110,325)
1,577	Theravance, Inc.	19.00	September 2015	(78,850)
3,339	Tyson Foods, Inc.	44.00	August 2015	(500,850)
4,065	Tyson Foods, Inc.	44.00	September 2015	(711,375)
1,698	Tyson Foods, Inc.	45.00	October 2015	(271,680)
229	United Therapeutics Corporation	175.00	August 2015	(46,945)
349	United Therapeutics Corporation	180.00	September 2015	(87,250)
212	United Therapeutics Corporation	185.00	September 2015	(43,990)
110	Valeant Pharmaceuticals International, Inc.	240.00	August 2015	(207,900)

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2015

CONTRACTS		STRIKE PRICE	EXPIRATION DATE	VALUE

Covered Call Options Written — (0.68)% — (continued)
1,056	Valeant Pharmaceuticals International, Inc.	$270.00	October 2015	$(971,520)
153	Valspar Corporation	85.00	August 2015	(12,240)
231	WR Grace & Company	100.00	September 2015	(73,920)
236	Wyndham Worldwide Corporation	82.50	August 2015	(44,840)
243	Wyndham Worldwide Corporation	82.50	September 2015	(57,713)
350	Wyndham Worldwide Corporation	87.50	November 2015	(62,300)
Total Covered Call Options Written (Premiums Received: $20,996,343)				(26,972,329)
Total Investments — 100.59% (Cost: $2,986,962,156)				4,025,897,926
Liabilities in Excess of Other Assets — (0.59)%				(23,707,282)
Net Assets — 100.00%				$4,002,190,644

(a) At July 31, 2015, all or a portion of this security was segregated to cover collateral requirement for options.

(b) Non-income producing security/commodity.

At July 31, 2015, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$1,168,032,528
Gross unrealized depreciation	(129,096,758)
Net unrealized appreciation	$1,038,935,770

Abbreviations used in this schedule include:

ADR	— American Depositary Receipt
PLC	— Public Limited Company

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

PERCENT OF NET ASSETS

U.S. Common Stocks
Consumer Discretionary	12.13%
Consumer Staples	2.35
Energy	3.41
Health Care	20.75
Industrials	13.18
Information Technology	16.30
Materials	20.83
Total U.S. Common Stocks	88.95
International Common Stocks
Health Care	5.54
Materials	3.73
Total International Common Stocks	9.27
Investment Company	3.05
Covered Call Options Written	(0.68)
Total Investments	100.59%

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2015

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

First Eagle Funds (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of eight separate portfolios, First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Yield Fund, First Eagle Fund of America and First Eagle Absolute Return Fund (each individually a “Fund” or collectively the “Funds”). All the Funds are diversified mutual funds except for First Eagle Gold Fund, First Eagle Absolute Return Fund and First Eagle Fund of America, which are non-diversified. The Trust is a Delaware statutory trust. The First Eagle Global Fund seeks long-term growth of capital by investing in a range of asset classes from markets in the United States and throughout the world. The First Eagle Overseas Fund seeks long-term growth of capital by investing primarily in equities issued by non-U.S. corporations. The First Eagle U.S. Value Fund seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its assets in domestic equity and debt securities. The First Eagle Gold Fund seeks to provide investors the opportunity to participate in the investment characteristics of gold (and to a limited extent other precious metals) for a portion of their overall investment portfolio. The First Eagle Global Income Builder Fund seeks current income generation and long-term growth of capital. The First Eagle High Yield Fund seeks to provide investors with a high level of current income. The First Eagle Fund of America seeks capital appreciation by investing primarily in domestic stocks and, to a lesser extent, in debt and international equity securities. No results are presented in these financial statements for First Eagle Absolute Return Fund, which commenced operations on May 14, 2014 and is described in a prospectus and annual report separate from that for the other seven Funds discussed here.

Effective at the close of business on Friday, May 9, 2014, the First Eagle Overseas Fund is closed to new investors, subject to certain limited exceptions. Additional information can be found in the prospectus.

First Eagle Investment Management, LLC (the “Adviser”), a subsidiary of Arnhold and S. Bleichroeder Holdings, Inc. (“ASB Holdings”), manages the Funds.

The following is a summary of significant accounting policies that are adhered to by the Funds and that are in conformity with U.S. generally accepted accounting principles (“GAAP”).

a) Investments in Subsidiaries — The First Eagle Global Fund (the “Global Fund”), First Eagle  Overseas Fund (the “Overseas Fund”), First Eagle U.S. Value Fund (the “U.S. Value Fund”), and First Eagle Gold Fund (the “Gold Fund”) may invest in certain precious metals through their investment in the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Value Cayman Fund, Ltd., and First Eagle Gold Cayman Fund, Ltd., respectively, each a wholly owned subsidiary (each referred to herein as a “Subsidiary” or collectively “ the Subsidiaries”). Each Fund may invest up to 25% of its total assets in shares of its respective Subsidiary. Each Subsidiary has the ability to invest in commodities and securities consistent with the investment objective of its respective Fund. Substantially all of each Subsidiary’s assets represent physical gold (bullion). Trading in bullion directly by the Funds presents the risk of tax consequences (e.g., a change in the Funds’ tax status subjecting the Funds to be taxed at the Fund level on all of their income if the Funds’ “non-qualifying income” exceeds 10% of the Funds’ gross income in any taxable year). Trading in bullion by the Subsidiaries generally does not present the same tax risks.

The First Eagle Global Cayman Fund, Ltd., established on October 18, 2013, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Global Fund and the First Eagle Global Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of July 31, 2015, the First Eagle Global Cayman Fund, Ltd. has $2,492,960,129 in net assets, representing 5.09% of the Global Fund’s net assets.

The First Eagle Overseas Cayman Fund, Ltd., established on October 18, 2013, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Overseas Fund and the First Eagle Overseas Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of July 31, 2015, the First Eagle Overseas Cayman Fund, Ltd. has $504,458,196 in net assets, representing 3.52% of the Overseas Fund’s net assets.

The First Eagle U.S. Value Cayman Fund, Ltd., established on January 24, 2012, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the U.S. Value Fund and the First Eagle U.S. Value Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of July 31, 2015, the First Eagle U.S. Value Cayman Fund, Ltd. has $164,750,929 in net assets, representing 6.16% of the U.S. Value Fund’s net assets.

The First Eagle Gold Cayman Fund, Ltd., established on May 28, 2010, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Gold Fund and the First Eagle Gold Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of July 31, 2015, the First Eagle Gold Cayman Fund, Ltd. has $169,572,972 in net assets, representing 20.80% of the Gold Fund’s net assets.

b) Investment valuation — Each Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading. The net asset value per share is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio security (including an option), other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is normally valued at the price of the last sale on the exchange as of the close of business on the date on which assets are valued. If there are no sales on such date, such portfolio investment will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively), except if such unlisted security traded on the NASDAQ, in which case it is valued at its last sale price (or, if available, the NASDAQ Official Closing Price).

All bonds, whether listed on an exchange or traded in the over-the-counter market, for which market quotations are readily available are valued at the mean between the last bid and asked prices provided by an approved pricing service, or received from dealers in the over-the-counter market in the United States or abroad, except that when no asked price is available, bonds are valued at the last bid price alone. Broker-Dealers or pricing services use multiple valuation techniques to determine value. In instances where sufficient market activity exists, dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Short-term investments, maturing in sixty days or less, will be valued at market price.

Commodities (such as physical metals) are valued at the spot price at 4:00 p.m. E.S.T., as provided by an independent pricing source.

Forward contracts are valued at the current cost of covering or offsetting such contracts by reference to forward currency rates as of 4:00 p.m. E.S.T.

The 4:00 p.m. E.S.T. exchange rates are used to convert foreign security prices into U.S. dollars.

Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the relevant quotation on the exchange or market deemed by the Adviser to be the primary trading venue for that security. In the absence of such a quotation, a quotation from the exchange or market deemed by the Adviser to be the secondary trading venue for the particular security shall be used. The Funds use pricing services to identify the market prices of publicly traded securities in their portfolios. When market prices are determined to be “stale” as a result of limited market activity for a particular holding, or in other circumstances when market prices are unavailable, such as for private placements, or determined to be unreliable for a particular holding, such holdings may be “fair valued” in accordance with procedures approved by the Board of Trustees (“Board”). Additionally, with respect to foreign holdings, specifically in circumstances leading the Adviser to believe that significant events occurring after the close of a foreign market have materially affected the value of a Fund’s holdings in that market, such holdings may be fair valued to reflect the events in accordance with procedures approved by the Board. The determination of whether a particular foreign investment should be fair valued will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets and security-specific events. The values assigned to a Fund’s holdings therefore may differ on occasion from reported market values.

Certain Funds with non-U.S. holdings have adopted procedures under which movements in the prices for U.S. securities (beyond specified thresholds) occurring after the close of a foreign market may require fair valuation of securities traded in that foreign market. The values assigned to a Fund’s foreign holdings therefore may differ on occasion from reported market values. The Trust and the Adviser believe relying on the procedures as just described will result in prices that are more reflective of the actual market value of portfolio securities held by the Funds as of 4:00 p.m. E.S.T.

The Funds adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in GAAP and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Other significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The significant unobservable inputs that may be used in determining valuations for investments identified within Level 3 are market comparables and the enterprise value of a company. Indications of value and quotations may be observable at any given time, but are currently treated by the Funds as unobservable. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for marketability, probability of insolvency and probability of default may decrease (increase) the fair value measurement.

Fair valuation of securities, other financial investments or other assets (collectively, “securities”) held by the Funds shall be determined in good faith by or under the direction of the Board, generally acting through its designated Board Valuation Committee or the Valuation Committee (collectively, the “Committees”). The Committees’ responsibilities include making determinations regarding Level 3 fair value measurements and providing the results to the Board, in accordance with the Funds’ valuation policies.

It is the policy of the Funds to recognize significant transfers between Levels 1, 2 and 3 and to disclose those transfers as of the date of the underlying event which caused the movement.

The following is a summary of the Funds’ inputs used to value the Funds’ investments as of July 31, 2015:

First Eagle Global Fund

DESCRIPTION	LEVEL 1	LEVEL 2(a)	LEVEL 3	TOTAL
Assets:†
U.S. Common Stocks	$18,297,512,805	$558,547	$—	$18,298,071,352
International Common Stocks	18,267,094,857	4,753,886	11,757,222	18,283,605,965
International Preferred Stock	109,632,957	—	—	109,632,957
Investment Company	215,089	—	—	215,089
Warrant	72,723,747	—	—	72,723,747
Commodity*	2,826,913,099	—	—	2,826,913,099
Government Agencies	—	84,385,776	—	84,385,776
Government Obligations	—	1,003,076,000	—	1,003,076,000
U.S. Corporate Bond	—	5,565,507	—	5,565,507
International Corporate Notes and Bonds	—	29,272,693	35,425,206	64,697,899
International Government Bonds	—	415,513,586	22,927,709	438,441,295
International Commercial Paper	—	2,546,051,798	—	2,546,051,798
U.S. Commercial Paper	—	5,360,782,072	—	5,360,782,072
Foreign Currency Contracts**	—	7,019,902	—	7,019,902
Total	$39,574,092,554	$9,456,979,767	$70,110,137	$49,101,182,458

Liabilities:
Foreign Currency Contracts**	$—	$1,273,639	$—	$1,273,639
Total	$—	$1,273,639	$—	$1,273,639

(a)

Transfers into/out of Level 2 represent value as of the beginning of the period. An international government bond valued at $25,320,770 was transferred from Level 2 to Level 3 during the nine-month period ended July 31, 2015. At October 31, 2014, this security was valued using broker quotes; at July 31, 2015, this security was valued using other significant unobservable inputs. There was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

†	See Consolidated Schedule of Investments for additional detailed categorizations.
*	Represents gold bullion.
**	Foreign currency contracts are valued at net unrealized appreciation (depreciation) on the investment.

Fair Value Level 3 activity for the period ended July 31, 2015 was as follows:

	INTERNATIONAL	INTERNATIONAL	INTERNATIONAL
	COMMON	CORPORATE	GOVERNMENT	TOTAL
	STOCKS	BONDS	BOND	VALUE
Beginning Balance - market value	$11,370,269	$35,015,551	$—	$46,385,820
Purchases	—	—	214,531	214,531
Sales	—	—	(140,066)	(140,066)
Transfer In - Level 3	—	—	25,320,770	25,320,770
Transfer Out - Level 3	—	—	—	—
Accrued Amortization	—	—	25,627	25,627
Realized Gains (Losses)	—	—	—	—
Change in Unrealized Appreciation (Depreciation)	386,953	409,655	(2,493,153)	(1,696,545)
Ending Balance - market value	$11,757,222	$35,425,206	$22,927,709	$70,110,137
Change in unrealized gains or (losses) relating to assets still held at reporting date	$386,953	$409,655	$(2,493,153)	$(1,696,545)

First Eagle Overseas Fund

DESCRIPTION	LEVEL 1(a)	LEVEL 2	LEVEL 3		TOTAL
Assets:†
International Common Stocks	$10,196,715,920	$—	$77,949,030		$10,274,664,950
U.S. Common Stock	27,804,059	—	—		27,804,059
International Preferred Stocks	61,044,955	—	—		61,044,955
Investment Company	32,684	—	—		32,684
Right	—	—	—	^	—	^
Commodity*	722,986,791	—	—		722,986,791
Term Loans	—	—	3,409,757		3,409,757
Government Agencies	—	33,913,910	—		33,913,910
International Corporate Bonds	—	77,609,578	23,616,804		101,226,382
International Government Bonds	—	182,416,956	—		182,416,956
International Commercial Paper	—	990,334,323	—		990,334,323
U.S. Commercial Paper	—	1,954,563,970	—		1,954,563,970
Foreign Currency Contracts**	—	3,292,517	—		3,292,517
Total	$11,008,584,409	$3,242,131,254	$104,975,591		$14,355,691,254

Liabilities:
Foreign Currency Contracts**	$—	$560,855	$—		$560,855
Total	$—	$560,855	$—		$560,855

(a)

Transfers into/out of Level 1 represent value as of the beginning of the period. An international common stock valued at $66,953,434 was transferred from Level 1 to Level 3 during the nine-month period ended July 31, 2015. At October 31, 2014, this security was valued using quoted market prices in active markets; at July 31, 2015, this security was valued using other significant unobservable inputs. There was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

†	See Consolidated Schedule of Investments for additional detailed categorizations.
^	Fair value represents zero.
*	Represents gold bullion.
**	Foreign currency contracts are valued at net unrealized appreciation (depreciation) on the investment.

Fair Value Level 3 activity for the period ended July 31, 2015 was as follows:

	INTERNATIONAL				INTERNATIONAL
	COMMON			TERM	CORPORATE	TOTAL
	STOCKS	RIGHT		LOANS	BONDS	VALUE
Beginning Balance - market value	$31,419,040	$—	^	$4,278,594	$23,343,700	$59,041,334
Purchases	—			—	—	—
Sales	—	—		—	—	—
Transfer In - Level 3	66,953,434	—		—	—	66,953,434
Transfer Out - Level 3	—	—		—	—	—
Accrued Amortization	—	—		—	—	—
Realized Gains (Losses)	—	—		—	—	—
Change in Unrealized Appreciation (Depreciation)	(20,423,444)	—		(868,837)	273,104	(21,019,177)
Ending Balance - market value	$77,949,030	$—	^	$3,409,757	$23,616,804	$104,975,591
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(20,423,444)	$—		$(868,837)	$273,104	$(21,019,177)

^   Fair value represents zero.

First Eagle U.S. Value Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:†
U.S. Common Stocks	$1,889,368,461	$—	$—	$1,889,368,461
International Common Stocks	167,377,397	—	—	167,377,397
Investment Company	8,392	—	—	8,392
Warrant	11,122,128	—	—	11,122,128
Commodity*	164,804,607	—	—	164,804,607
U.S. Corporate Bonds	—	7,054,681	—	7,054,681
U.S. Treasury Bills	—	139,992,790	—	139,992,790
International Commercial Paper	—	45,350,236	—	45,350,236
U.S. Commercial Paper	—	252,759,645	—	252,759,645
Total	$2,232,680,985	$445,157,352	$—	$2,677,838,337

†	See Consolidated Schedule of Investments for additional detailed categorizations.
*	Represents gold bullion.

For the nine-month period ended July 31, 2015, there was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

First Eagle Gold Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3		TOTAL
Assets:†
International Common Stocks	$450,769,668	$—	$—		$450,769,668
U.S. Common Stocks	99,727,897	—	—		99,727,897
Investment Company	75,438	—	—		75,438
Commodities*	169,650,657	—	—		169,650,657
International Convertible Bond	—	—	29,343,750	(a)	29,343,750
International Commercial Paper	—	32,113,359	—		32,113,359
U.S. Commercial Paper	—	9,352,895	—		9,352,895
Total	$720,223,660	$41,466,254	$29,343,750		$791,033,664

(a)	Represents a convertible bond that is fair valued using a comparable security from the same issuer that is publicly traded.
†	See Consolidated Schedule of Investments for additional detailed categorizations.
*	Represents gold bullion and silver bullion.

For the nine-month period ended July 31, 2015, there was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

Fair Value Level 3 activity for the period ended July 31, 2015 was as follows:

INTERNATIONAL CONVERTIBLE BONDS
Beginning Balance - market value	$27,618,750
Purchases	—
Sales	(14,218)
Transfer In - Level 3	—
Transfer Out - Level 3	—
Accrued Amortization	—
Realized Gains (Losses)	(1,820,718)
Change in Unrealized Appreciation (Depreciation)	3,559,936
Ending Balance - market value	$29,343,750
Change in unrealized gains or (losses) relating to assets still held at reporting date	$1,725,000

First Eagle Global Income Builder Fund

DESCRIPTION	LEVEL 1	LEVEL 2(a)	LEVEL 3	TOTAL
Assets:†
International Common Stocks	$493,955,285	$—	$1,710,000	$495,665,285
U.S. Common Stocks	182,410,042	—	—	182,410,042
U.S. Preferred Stocks	1,245,119	—	—	1,245,119
Closed-End Fund	1,819,641	—	—	1,819,641
Commodity*	14,282,488	—	—	14,282,488
U.S. Corporate Bonds	—	270,989,402	—	270,989,402
International Corporate Bonds	—	123,229,954	—	123,229,954
International Government Bonds	—	15,970,900	—	15,970,900
Term Loans	—	70,471,797	10,922,833	81,394,630
International Commercial Paper	—	77,375,455	—	77,375,455
U.S. Commercial Paper	—	22,533,746	—	22,533,746
Foreign Currency Contracts**	—	579,584	—	579,584
Total	$693,712,575	$581,150,838	$12,632,833	$1,287,496,246

Liabilities:
Foreign Currency Contracts**	$—	$41,823	$—	$41,823
Total	$—	$41,823	$—	$41,823

(a)

Transfers into/out of Level 2 represent value as of the beginning of the period. A term loan valued at $11,559,072 was transferred from Level 2 to Level 3 during the nine-month period ended July 31, 2015. At October 31, 2014, this security was valued using broker quotes; at July 31, 2015, this security was valued using other significant unobservable inputs. There was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

†	See Schedule of Investments for additional detailed categorizations.
*	Represents gold bullion.
**	Foreign currency contracts are valued at net unrealized appreciation (depreciation) on the investment.

Fair Value Level 3 activity for the period ended July 31, 2015 was as follows:

	INTERNATIONAL
	COMMON		TOTAL
	STOCK	TERM LOAN	VALUE
Beginning Balance - market value	$1,886,000	$—	$1,886,000
Purchases	—	—	—
Sales	—	(677,182)	(677,182)
Transfer In - Level 3	—	11,559,072	11,559,072
Transfer Out - Level 3	—	—	—
Accrued Amortization	—	3,573	3,573
Realized Gains (Losses)	—	(1,600)	(1,600)
Change in Unrealized Appreciation (Depreciation)	(176,000)	38,970	(137,030)
Ending Balance - market value	$1,710,000	$10,922,833	$12,632,833
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(176,000)	$38,970	$(137,030)

First Eagle High Yield Fund

DESCRIPTION	LEVEL 1	LEVEL 2(a)	LEVEL 3	TOTAL
Assets:†
U.S. Corporate Bonds	$—	$469,855,338	$—	$469,855,338
International Corporate Bonds	—	178,593,177	—	178,593,177
Term Loans	—	136,319,762	9,911,566	146,231,328
International Commercial Paper	—	49,731,007	—	49,731,007
U.S. Commercial Paper	—	14,483,837	—	14,483,837
Foreign Currency Contracts*	—	126,008	—	126,008
Total	$—	$849,109,129	$9,911,566	$859,020,695

Liabilities:
Foreign Currency Contracts*	$—	$78	$—	$78
Total	$—	$78	$—	$78

(a)

Transfers into/out of Level 2 represent value as of the beginning of the period. An international corporate bond valued at $10,108,468 was transferred from Level 3 to Level 2 during the nine-month period ended July 31, 2015. At October 31, 2014, this security was valued using other significant unobservable inputs; at July 31, 2015, this security was valued using broker quotes. A term loan valued at $10,488,899 was transferred from Level 2 to Level 3 during the nine-month period ended July 31, 2015. At October 31, 2014, this security was valued using broker quotes; at July 31, 2015, this security was valued using other significant unobservable inputs. There was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

†	See Schedule of Investments for additional detailed categorizations.
*	Foreign currency contracts are valued at net unrealized appreciation (depreciation) on the investment.

Fair Value Level 3 activity for the period ended July 31, 2015 was as follows:

	INTERNATIONAL
	CORPORATE		TOTAL
	BOND	TERM LOAN	VALUE
Beginning Balance - market value	$10,108,468	$—	$10,108,468
Purchases	—	—	—
Sales	—	(614,486)	(614,486)
Transfer In - Level 3	—	10,488,899	10,488,899
Transfer Out - Level 3	(10,108,468)	—	(10,108,468)
Accrued Amortization	—	3,242	3,242
Realized Gains (Losses)	—	(1,452)	(1,452)
Change in Unrealized Appreciation (Depreciation)	—	35,363	35,363
Ending Balance - market value	$—	$9,911,566	$9,911,566
Change in unrealized gains or (losses) relating to assets still held at reporting date	$—	$35,363	$35,363

First Eagle Fund of America

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:†
U.S. Common Stocks	$3,559,911,939	$—	$—	$3,559,911,939
International Common Stocks	371,152,180	—	—	371,152,180
Investment Company	121,806,136	—	—	121,806,136
Total	$4,052,870,255	$—	$—	$4,052,870,255
Liabilities:
Covered Call Options Written	$26,972,329	$—	$—	$26,972,329
Total	$26,972,329	$—	$—	$26,972,329

†                 See Schedule of Investments for additional detailed categorizations.

For the nine-month period ended July 31, 2015, there was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

Forward currency contracts — In connection with portfolio purchases and sales of securities denominated in foreign currencies, each Fund may enter into forward currency contracts. The First Eagle Global Fund, First Eagle Overseas Fund, First Eagle Global Income Builder Fund and First Eagle High Yield Fund enter into foreign exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. The Funds’ currency transactions include portfolio hedging on portfolio positions. Portfolio hedging is the use of a forward contract (or other cash management position) with respect to one or more portfolio security positions denominated or quoted in a particular currency. Currency exchange transactions involve currencies of different countries that the Funds invest in and serve as hedges against possible variations in the exchange rates between these currencies and the U.S. dollar. Each Fund may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency. Hedging can reduce exposure to currency exchange movements, but cannot eliminate that exposure. It is possible to lose money under a hedge.

Funds investing in foreign exchange contracts are exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Forward currency contracts outstanding at period end, if any, are listed after each Fund’s portfolio Outstanding contracts at period-end are indicative of the volume of activity during the period, proportionate to the net assets of the Fund.

The Funds adopted provisions surrounding disclosures of derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency-risk-related contingent features in derivative agreements.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement and Credit Support Annex (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

At July 31, 2015, the Funds had the following foreign forward currency contracts grouped into appropriate risk categories illustrated below:

First Eagle Global Fund

			GAIN OR (LOSS) DERIVATIVE RECOGNIZED IN INCOME
RISK TYPE	ASSET DERIVATIVE FAIR VALUE	LIABILITY DERIVATIVE FAIR VALUE	REALIZED GAIN	CHANGE IN DEPRECIATION
Foreign Currency	$7,019,902	$1,273,639	$371,522,632	$(185,554,782)

First Eagle Overseas Fund

			GAIN OR (LOSS) DERIVATIVE RECOGNIZED IN INCOME
RISK TYPE	ASSET DERIVATIVE FAIR VALUE	LIABILITY DERIVATIVE FAIR VALUE	REALIZED GAIN	CHANGE IN DEPRECIATION
Foreign Currency	$3,292,517	$560,855	$202,410,248	$(100,868,705)

First Eagle Global Income Builder Fund

			GAIN OR (LOSS) DERIVATIVE RECOGNIZED IN INCOME
RISK TYPE	ASSET DERIVATIVE FAIR VALUE	LIABILITY DERIVATIVE FAIR VALUE	REALIZED GAIN	CHANGE IN DEPRECIATION
Foreign Currency	$579,584	$41,823	$8,524,473	$(3,484,162)

First Eagle High Yield Fund

			GAIN OR (LOSS) DERIVATIVE RECOGNIZED IN INCOME
RISK TYPE	ASSET DERIVATIVE FAIR VALUE	LIABILITY DERIVATIVE FAIR VALUE	REALIZED GAIN	CHANGE IN DEPRECIATION
Foreign Currency	$126,008	$78	$1,735,870	$(1,204,456)

The following tables present each Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by each Fund as of July 31, 2015:

First Eagle Global Fund

COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENT OF ASSETS AND LIABILITIES	DERIVATIVES AVAILABLE FOR OFFSET	COLLATERAL RECEIVED	NET AMOUNT (NOT LESS THAN $0)
BNY Mellon	$1,493,477	$—	$—	$1,493,477
Goldman Sachs Capital Markets LP	1,921,774	(454,768)	—	1,467,006
HSBC Bank USA	3,604,651	(818,871)	—	2,785,780
	$7,019,902	$(1,273,639)	$—	$5,746,263

COUNTERPARTY	GROSS AMOUNTS OF LIABILITIES PRESENTED IN STATEMENT OF ASSETS AND LIABILITIES	DERIVATIVES AVAILABLE FOR OFFSET	COLLATERAL PLEDGED	NET AMOUNT (NOT LESS THAN $0)
Goldman Sachs Capital Markets LP	$454,768	$(454,768)	$—	$0
HSBC Bank USA	818,871	(818,871)	—	0
	$1,273,639	$(1,273,639)	$—	$0

First Eagle Overseas Fund

COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENT OF ASSETS AND LIABILITIES	DERIVATIVES AVAILABLE FOR OFFSET	COLLATERAL RECEIVED	NET AMOUNT (NOT LESS THAN $0)
BNY Mellon	$712,322	$—	$—	$712,322
Goldman Sachs Capital Markets LP	947,458	(197,723)	—	749,735
HSBC Bank USA	1,632,737	(363,132)	—	1,269,605
	$3,292,517	$(560,855)	$—	$2,731,662

COUNTERPARTY	GROSS AMOUNTS OF LIABILITIES PRESENTED IN STATEMENT OF ASSETS AND LIABILITIES	DERIVATIVES AVAILABLE FOR OFFSET	COLLATERAL PLEDGED	NET AMOUNT (NOT LESS THAN $0)
Goldman Sachs Capital Markets LP	$197,723	$(197,723)	$—	$0
HSBC Bank USA	363,132	(363,132)	—	0
	$560,855	$(560,855)	$—	$0

First Eagle Global Income Builder Fund

COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENT OF ASSETS AND LIABILITIES	DERIVATIVES AVAILABLE FOR OFFSET	COLLATERAL RECEIVED	NET AMOUNT (NOT LESS THAN $0)
BNY Mellon	$33,872	$—	$—	$33,872
Goldman Sachs Capital Markets LP	258,760	(13,338)	—	245,422
HSBC Bank USA	286,952	(28,485)	—	258,467
	$579,584	$(41,823)	$—	$537,761

COUNTERPARTY	GROSS AMOUNTS OF LIABILITIES PRESENTED IN STATEMENT OF ASSETS AND LIABILITIES	DERIVATIVES AVAILABLE FOR OFFSET	COLLATERAL PLEDGED	NET AMOUNT (NOT LESS THAN $0)
Goldman Sachs Capital Markets LP	$13,338	$(13,338)	$—	$0
HSBC Bank USA	28,485	(28,485)	—	0
	$41,823	$(41,823)	$—	$0

First Eagle High Yield Fund

COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENT OF ASSETS AND LIABILITIES	DERIVATIVES AVAILABLE FOR OFFSET	COLLATERAL RECEIVED	NET AMOUNT (NOT LESS THAN $0)
HSBC Bank USA	$126,008	$(78)	$—	$125,930

COUNTERPARTY	GROSS AMOUNTS OF LIABILITIES PRESENTED IN STATEMENT OF ASSETS AND LIABILITIES	DERIVATIVES AVAILABLE FOR OFFSET	COLLATERAL PLEDGED	NET AMOUNT (NOT LESS THAN $0)
HSBC Bank USA	$78	$(78)	$—	$0

Options — In order to seek to produce incremental earnings or protect against declines in the value of portfolio securities, First Eagle Global Fund, First Eagle U.S. Value Fund, First Eagle Global Income Builder Fund and First Eagle Fund of America write covered call options on portfolio securities. The Funds may also use options for speculative purposes, although they generally do not employ options for this purpose.

Options contracts are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation/depreciation is recorded. If there is no sale on such day, the mean between the last bid and asked prices is used. When an option is exercised, the proceeds on the sale of a written call option are adjusted by the amount of premium received or paid. When a written option expires, the Funds will realize a gain equal to the amount of the premium received. When the Funds enter into a closing purchase transaction, the Funds will realize a gain (or loss, if the cost of the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated.

The Funds may be required to earmark assets to cover its obligations under option contracts. In general, a call option is covered if the Funds hold, on a share-for-share basis, either the underlying shares or a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written (or greater than the exercise price of the call written if the difference is maintained by the Funds in cash, Treasury bills or other high grade short-term obligations earmarked with its custodian). One reason for writing options is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. Another reason for writing options is to hedge against a moderate decline in the value of securities owned by the Funds in the case of a call option. If an increase occurs in the underlying security or stock index sufficient to result in the exercise of a call written by the Funds, it may be required to deliver securities or cash and may thereby forego some or all of the gain that otherwise may have been realized on the securities underlying the call option. This “opportunity cost” may be partially or wholly offset by the premium received for the covered call written by the Funds. The risk in writing a covered call option is that the Funds give up the opportunity for profit if the market price of the underlying security increases and the option is exercised. The Funds also have the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

The Funds may also write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the counterparty.

For the period ended July 31, 2015, First Eagle Global Fund, First Eagle U.S. Value Fund, First Eagle Global Income Builder Fund and First Eagle Fund of America had the following options transactions.

First Eagle Global Fund

WRITTEN OPTIONS	NUMBER OF CONTRACTS	PREMIUM RECEIVED
Options outstanding at October 31, 2014	40,500	$2,422,323
Options written	14,140	795,957
Options assigned	(3,540)	(466,603)
Options expired/closed	(51,100)	(2,751,677)
Options outstanding at July 31, 2015	0	$0

As of July 31, 2015, there were no portfolio securities earmarked to cover collateral requirements for written options.

First Eagle U.S. Value Fund

WRITTEN OPTIONS	NUMBER OF CONTRACTS	PREMIUM RECEIVED
Options outstanding at October 31, 2014	4,500	$269,147
Options written	1,760	90,951
Options assigned	(360)	(47,451)
Options expired/closed	(5,900)	(312,647)
Options outstanding at July 31, 2015	0	$0

As of July 31, 2015, there were no portfolio securities earmarked to cover collateral requirements for written options.

First Eagle Global Income Builder Fund

WRITTEN OPTIONS	NUMBER OF CONTRACTS	PREMIUM RECEIVED
Options outstanding at October 31, 2014	0	$0
Options written	710	23,296
Options assigned	0	0
Options expired/closed	(710)	(23,296)
Options outstanding at July 31, 2015	0	$0

As of July 31, 2015, there were no portfolio securities earmarked to cover collateral requirements for written options.

First Eagle Fund of America

WRITTEN OPTIONS	NUMBER OF CONTRACTS	PREMIUM RECEIVED
Options outstanding at October 31, 2014	134,586	$33,572,744
Options written	582,446	135,942,856
Options assigned	(9,093)	(2,651,077)
Options expired/closed	(583,341)	(145,868,180)
Options outstanding at July 31, 2015	124,598	$20,996,343

PURCHASED OPTIONS	NUMBER OF CONTRACTS	COST
Options outstanding at October 31, 2014	0	$0
Options purchased	3,000	85,650
Options closed	(3,000)	(85,650)
Options outstanding at July 31, 2015	0	$0

As of July 31, 2015, portfolio securities valued at $560,270,114 were earmarked to cover collateral requirements for written options.

Outstanding contracts at period-end are indicative of the volume of activity during the period.

At July 31, 2015, the Funds had the following options grouped into appropriate risk categories illustrated below:

First Eagle Global Fund

		GAIN OR (LOSS) DERIVATIVE RECOGNIZED IN INCOME
RISK TYPE		REALIZED GAIN	CHANGE IN DEPRECIATION
Equity - Written options		$3,218,280	$(842,823)

First Eagle U.S. Value Fund

		GAIN OR (LOSS) DERIVATIVE RECOGNIZED IN INCOME
RISK TYPE		REALIZED GAIN	CHANGE IN DEPRECIATION
Equity - Written options		$360,098	$(93,647)

First Eagle Global Income Builder Fund

		GAIN OR (LOSS) DERIVATIVE RECOGNIZED IN INCOME
RISK TYPE		REALIZED GAIN	CHANGE IN DEPRECIATION
Equity - Written options		$23,296	$—

First Eagle Fund of America

		GAIN OR (LOSS) DERIVATIVE RECOGNIZED IN INCOME
RISK TYPE	LIABILITY DERIVATIVE FAIR VALUE	REALIZED LOSS	CHANGE IN APPRECIATION
Equity - Written options	$26,972,329	$(6,378,843)	$113,479
Equity - Purchased options	—	(85,650)	—

c) Subsequent Events - On July 20, 2015, the Adviser announced a definitive agreement under which a majority investment in the Adviser would be made by private equity funds managed by The Blackstone Group, LP and Corsair Capital LLC as well as clients of the two firms. The investment is being made through the Adviser’s holding company, Arnhold and S. Bleichroeder Holdings, Inc.

The transaction is expected to be completed by the end of the year, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals.

Item 2. Controls and Procedures.

a)             The registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures as of the Evaluation Date.

b)             There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a))are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Eagle Funds
By	/s/ John P. Arnhold
John P. Arnhold, President

Date: September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ John P. Arnhold
John P. Arnhold, Principal Executive Officer		Date: September 28, 2015

/s/ Joseph T. Malone
Joseph T. Malone, Principal Financial Officer		Date: September 28, 2015